  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2007.


                                       REGISTRATION NOS. 333-119611 AND 811-6466
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 5

                                                                             [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 47

                                                                             [X]
                            ------------------------

                            ML OF NEW YORK VARIABLE
                           ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                            222 BROADWAY, 2ND FLOOR
                               NEW YORK, NY 10038
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on ____________ pursuant to paragraph (b) of Rule 485

   --------------
   (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
          (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


           EXHIBIT INDEX CAN BE FOUND ON PAGE C-16
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                      SUPPLEMENT DATED FEBRUARY 14, 2007
                                     TO THE
                                 PROSPECTUS FOR
                         MERRILL LYNCH INVESTOR CHOICE
                                   ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)

This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) issued through ML of New York Variable Annuity Separate Account A. Please retain this supplement with your Investor Choice Annuity(SM) (Investor Series) Prospectus for your reference.

This supplement describes two new subaccounts that will invest in the Funds referenced below, and will be available for the allocation of premiums and contract value on or about May 1, 2007.

The new subaccounts invest in the following Funds:

[ ]  PIMCO VARIABLE INSURANCE TRUST
        Low Duration Portfolio

[ ]  WANGER ADVISORS TRUST
        Wanger International Small Cap


Accordingly, the following changes are made to your Prospectus:



                                                                     101863-0207

Under the Section, "FEE TABLE."


The following is added to the table of annual expenses for the Funds that starts on page 4:

                                                  PIMCO VARIABLE
                                                 INSURANCE TRUST                WANGER
                                                 ---------------            ADVISORS TRUST
                                                   LOW DURATION            ----------------
                                                    PORTFOLIO                   WANGER
                                                 (ADMINISTRATIVE            INTERNATIONAL
            ANNUAL EXPENSES                        CLASS SHARES)              SMALL CAP
            ---------------                      ---------------           ----------------
Investment Advisory Fees ......................      0.25%                       0.95%
12b-1 Fees  ...................................        --                          --
Other Expenses ................................      0.40%                       0.18%
Total Annual Operating Expenses  ..............      0.65%                       1.13%
Expense Reimbursements ........................        --                          --
Net Expenses ..................................      0.65%                       1.13%


Under the Section, "INVESTMENTS OF THE SEPARATE ACCOUNT."

The following rows are added to the table under "THE FUNDS" beginning on page 18:


   PIMCO VARIABLE                                        INVESTMENT                ASSET CLASS/
  INSURANCE TRUST       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)       INVESTMENT STYLE
-----------------------------------------------------------------------------------------------------
LOW DURATION             Seeks maximum total        Pacific Investment            Fixed Income/
PORTFOLIO                return, consistent with    Management Company            Low Duration
(Administrative Class)   preservation of capital    LLC
(Available on or about   and prudent investment
May 1, 2007)             management.


  WANGER ADVISORS                                        INVESTMENT                ASSET CLASS/
  INSURANCE TRUST       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)       INVESTMENT STYLE
------------------------------------------------------------------------------------------------------
WANGER
INTERNATIONAL SMALL      Seeks long-term           Columbia Wanger Asset          International
Cap                      growth of capital.        Management, L.P.               Equity/International
(Available on or
about May 1, 2007)



Under APPENDIX E - GMIB AND GMWB INVESTMENT CATEGORIES on page 88.

Wanger International Small Cap is added to the International subaccounts, and PIMCO Low Duration is added to the Fixed Income subaccounts.

                                      ***

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                      SUPPLEMENT DATED FEBRUARY 14, 2007
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                         MERRILL LYNCH INVESTOR CHOICE
                                   ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)

This supplement updates your Statement of Additional Information for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) issued through ML of New York Variable Annuity Separate Account A. Please retain this supplement with your Investor Choice Annuity(SM) (Investor Series) Statement of Additional Information for your reference.

This supplement adds the following financial statements to the Statement of Additional Information:

 - Financial statements for ML of New York Variable Annuity Separate Account A as of December 31, 2006 (unaudited), and for the twelve-month period ended December 31, 2006 (unaudited); and

 - Financial statements for ML Life Insurance Company of New York as of September 30, 2006 (unaudited), and for the three- and nine-month periods ended September 30, 2006, and September 30, 2005 (unaudited).

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                            Equity                Global             International
                                                                           Dividend              SmallCap                Index
                                                                          Portfolio a           Portfolio b           Portfolio c
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Equity Dividend Portfolio, 8 shares
      (Cost $101)                                                   $               107   $                     $

    BlackRock Global SmallCap Portfolio, 14 shares
      (Cost $161)                                                                                         182

    BlackRock International Index Portfolio, 3 shares
      (Cost $30)                                                                                                                 28

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               107   $               182   $                28
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               107   $               182   $                28
                                                                    ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.



See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                          Short-Term           Mid Cap Value           Small Cap
                                                                             Bond              Opportunities             Index
                                                                          Portfolio d           Portfolio e           Portfolio f
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Short-Term Bond Portfolio, 18 shares
      (Cost $172)                                                   $               173   $                     $

    BlackRock Mid Cap Value Opportunities Portfolio, 11 shares
      (Cost $119)                                                                                         118

    BlackRock Small Cap Index Portfolio, 1 share
      (Cost $12)                                                                                                                 12

  Dividends Receivable                                                                1                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               174   $               118   $                12
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               174   $               118   $                12
                                                                    ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock
                                                                           Balanced                Basic               BlackRock
                                                                         Capital V.I.           Value V.I.             Bond V.I.
                                                                            Fund g                Fund h                Fund i
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Balanced Capital V.I. Fund, 476 shares
      (Cost $5,775)                                                 $             6,550   $                     $

    BlackRock Basic Value V.I. Fund, 3,524 shares
      (Cost $49,456)                                                                                   56,075

    BlackRock Bond V.I. Fund, 2,890 shares
      (Cost $34,170)                                                                                                         34,423

  Dividends Receivable                                                                0                     0                   118
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             6,550   $            56,075   $            34,541
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             6,550   $            56,075   $            34,541
                                                                    ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                             Money              Fundamental             Global
                                                                          Market V.I.           Growth V.I.         Allocation V.I.
                                                                            Fund j                Fund k                Fund l
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Money Market V.I. Fund, 21,005 shares
      (Cost $21,005)                                                $            21,005   $                     $

    BlackRock Fundamental Growth V.I. Fund, 1,050 shares
      (Cost $7,259)                                                                                     8,629

    BlackRock Global Allocation V.I. Fund, 3,309 shares
      (Cost $39,196)                                                                                                         48,901

  Dividends Receivable                                                                8                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            21,013   $             8,629   $            48,901
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            21,013   $             8,629   $            48,901
                                                                    ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006


                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                            Global              Government               High
                                                                          Growth V.I.           Income V.I.           Income V.I.
                                                                            Fund m                Fund n                Fund o
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Global Growth V.I. Fund, 248 shares
      (Cost $2,191)                                                 $             3,295   $                     $

    BlackRock Government Income V.I. Fund, 3,001 shares
      (Cost $31,952)                                                                                   31,305

    BlackRock High Income V.I. Fund, 1,726 shares
      (Cost $12,772)                                                                                                         13,239

  Dividends Receivable                                                                0                   127                    87
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             3,295   $            31,432   $            13,326
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             3,295   $            31,432   $            13,326
                                                                    ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                           S&P Index           International           Large Cap
                                                                            500 V.I.            Value V.I.             Core V.I.
                                                                            Fund p                Fund q                Fund r
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock S&P Index 500 V.I. Fund, 1,599 shares
      (Cost $24,981)                                                $            28,716   $                     $

    BlackRock International Value V.I. Fund, 1,570 shares
      (Cost $19,479)                                                                                   26,373

    BlackRock Large Cap Core V.I. Fund, 1,344 shares
      (Cost $36,886)                                                                                                         43,237

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            28,716   $            26,373   $            43,237
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            28,716   $            26,373   $            43,237
                                                                    ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                           Large Cap             Large Cap            Utilities &
                                                                          Growth V.I.           Value V.I.        Telecommunications
                                                                            Fund s                Fund t              V.I. Fund u
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Large Cap Growth V.I. Fund, 1,042 shares
      (Cost $10,583)                                                $            12,250   $                     $

    BlackRock Large Cap Value V.I. Fund, 671 shares
      (Cost $8,674)                                                                                    10,054

    BlackRock Utilities & Telecommunications V.I. Fund, 240 shares
      (Cost $2,253)                                                                                                           2,861

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            12,250   $            10,054   $             2,861
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            12,250   $            10,054   $             2,861
                                                                    ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             AIM V.I.              AIM V.I.
                                                                             Value                 Basic                Capital
                                                                      Opportunities V.I.          Value              Appreciation
                                                                            Fund v                 Fund                  Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Value Opportunities V.I. Fund, 1,194 shares
      (Cost $28,620)                                                $            27,942   $                     $

    AIM V.I. Basic Value Fund, 0 shares
      (Cost $4)                                                                                             4

    AIM V.I. Capital Appreciation Fund, 295 shares
      (Cost $6,345)                                                                                                           7,735

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            27,942   $                 4   $             7,735
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            27,942   $                 4   $             7,735
                                                                    ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           AIM V.I.              AIM V.I.              AIM V.I.
                                                                         International         Mid Cap Core              Core
                                                                            Growth                Equity                Equity
                                                                             Fund                  Fund                  Fund w
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    AIM V.I. International Growth Fund, 48 shares
      (Cost $1,167)                                                 $             1,407   $                     $

    AIM V.I. Mid Cap Core Equity Fund, 11 shares
      (Cost $155)                                                                                         148

    AIM V.I. Core Equity Fund, 408 shares
      (Cost $10,326)                                                                                                         11,116

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,407   $               148   $            11,116
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,407   $               148   $            11,116
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                       AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                          VPS Global           VPS Growth and        VPS Large Cap
                                                                          Technology               Income                Growth
                                                                           Portfolio             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Global Technology Portfolio, 71 shares
      (Cost $1,054)                                                 $            1,229   $                     $

    AllianceBernstein VPS Growth and Income Portfolio, 67 shares
      (Cost $1,603)                                                                                     1,832

    AllianceBernstein VPS Large Cap Growth  Portfolio, 703 shares
      (Cost $21,974)                                                                                                         18,878

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,229   $             1,832   $            18,878
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,229   $             1,832   $            18,878
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                       AllianceBernstein                               American
                                                                       VPS Small/Mid Cap       AllianceBernstein       Century VP
                                                                             Value               VPS Value            International
                                                                           Portfolio             Portfolio               Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Small/Mid Cap Value Portfolio, 126 shares
      (Cost $2,148)                                                 $             2,270   $                     $

    AllianceBernstein VPS Value Portfolio, 13 shares
      (Cost $181)                                                                                         195

    American Century VP International Fund, 521 shares
      (Cost $3,390)                                                                                                           5,269

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             2,270   $               195   $             5,269
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             2,270   $               195   $             5,269
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                           American           American Funds
                                                                          Century VP               Asset            American Funds
                                                                             Ultra              Allocation               Bond
                                                                             Fund                  Fund                  Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    American Century VP Ultra Fund, 142 shares
      (Cost $1,427)                                                 $             1,430   $                     $

    American Funds Asset Allocation Fund, 29 shares
      (Cost $503)                                                                                         534

    American Funds Bond Fund, 315 shares
      (Cost $3,543)                                                                                                           3,629

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,430   $               534   $             3,629
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,430   $               534   $             3,629
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006


                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                        American Funds        American Funds        American Funds
                                                                            Growth             Growth-Income         International
                                                                             Fund                  Fund                  Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    American Funds Growth Fund, 101 shares
      (Cost $6,061)                                                 $             6,472   $                     $

    American Funds Growth-Income Fund, 29 shares
      (Cost $1,140)                                                                                     1,232

    American Funds International Fund, 211 shares
      (Cost $4,142)                                                                                                           4,619

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             6,472   $             1,232   $             4,619
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             6,472   $             1,232   $             4,619
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                        Cohen & Steers             Davis              Dreyfus VIF
                                                                          VIF Realty               Value             Appreciation
                                                                          Fund, Inc.             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Cohen & Steers VIF Realty Fund, Inc., 73 shares
      (Cost $957)                                                   $             1,134   $                     $

    Davis Value Portfolio, 1,547 shares
      (Cost $18,403)                                                                                   22,563

    Dreyfus VIF Appreciation Portfolio, 50 shares
      (Cost $2,002)                                                                                                           2,120

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,134   $            22,563   $             2,120
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,134   $            22,563   $             2,120
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                          Eaton Vance            Federated
                                                                         VT Floating-             Capital              Federated
                                                                          Rate Income          Appreciation            Kaufmann
                                                                             Fund                 Fund II               Fund II
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Eaton Vance VT Floating-Rate Income Fund, 203 shares
      (Cost $2,044)                                                 $             2,041   $                     $

    Federated Capital Appreciation Fund II, 34 shares
      (Cost $198)                                                                                         231

    Federated Kaufmann Fund II, 73 shares
      (Cost $1,028)                                                                                                           1,197

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             2,041   $               231   $             1,197
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             2,041   $               231   $             1,197
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                              MFS                                     Oppenheimer
                                                                           Emerging                OpCap                Capital
                                                                            Growth              Renaissance          Appreciation
                                                                            Series               Portfolio              Fund/VA
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    MFS Emerging Growth Series, 373 shares
      (Cost $7,856)                                                 $             7,691   $                     $

    OpCap Renaissance Portfolio, 28 shares
      (Cost $403)                                                                                         436

    Oppenheimer Capital Appreciation Fund/VA, 2 shares
      (Cost $67)                                                                                                                 72

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             7,691   $               436   $                72
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             7,691   $               436   $                72
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                                                                         PIMCO
                                                                          Oppenheimer           Oppenheimer            Commodity
                                                                             Main              Main  Street           RealReturn
                                                                            Street               Small Cap             Strategy
                                                                            Fund/VA               Fund/VA              Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Oppenheimer Main Street Fund/VA, 1 share
      (Cost $25)                                                    $                27   $                     $

    Oppenheimer Main Street Small Cap Fund/VA, 5 shares
      (Cost $81)                                                                                           88

    PIMCO CommodityRealReturn Strategy Portfolio, 120 shares
      (Cost $1,433)                                                                                                           1,358

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $                27   $                88   $             1,358
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $                27   $                88   $             1,358
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006


                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                             PIMCO                 PIMCO                Pioneer
                                                                             Real                  Total               Emerging
                                                                            Return                Return              Markets VCT
                                                                           Portfolio             Portfolio            Portfolio x
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    PIMCO Real Return Portfolio, 39 shares
      (Cost $486)                                                   $               461   $                     $

    PIMCO Total Return Portfolio, 2,915 shares
      (Cost $30,021)                                                                                   29,500

    Pioneer Emerging Markets VCT Portfolio, 0 shares
      (Cost $5)                                                                                                                   6

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               461   $            29,500   $                 6
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               461   $            29,500   $                 6
                                                                    ====================  ====================  ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                            Pioneer               Pioneer               Pioneer
                                                                             Fund               High Yield             Small Cap
                                                                              VCT                   VCT                Value VCT
                                                                           Portfolio             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Pioneer Fund VCT Portfolio, 157 shares
      (Cost $3,590)                                                 $             3,894   $                     $

    Pioneer High Yield VCT Portfolio, 2 shares
      (Cost $26)                                                                                           26

    Pioneer Small Cap Value VCT Portfolio, 0 shares
      (Cost $4)                                                                                                                   5

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             3,894   $                26   $                 5
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             3,894   $                26   $                 5
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                       Roszel / Allianz      Roszel / Allianz
                                                                          CCM Capital          NFJ Small Cap       Roszel / Delaware
                                                                         Appreciation              Value                 Trend
                                                                           Portfolio             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)


Assets

    Roszel/Allianz CCM Capital Appreciation Portfolio, 873 shares
      (Cost $10,727)                                                $            11,634   $                     $

    Roszel/Allianz NFJ  Small Cap Value Portfolio, 612 shares
      (Cost $8,323)                                                                                     9,270

    Roszel/Delaware Trend Portfolio, 148 shares
      (Cost $1,899)                                                                                                           1,948

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            11,634   $             9,270   $             1,948
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            11,634   $             9,270   $             1,948
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                      Roszel / JP Morgan    Roszel / JP Morgan         Roszel /
                                                                           Multi-Cap             Small Cap            Lord Abbett
                                                                        Market Neutral            Growth              Affiliated
                                                                          Portfolio y            Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Roszel/JP Morgan Multi-Cap Market Neutral Portfolio, 134 shares
      (Cost $1,345)                                                 $             1,373   $                     $

    Roszel/JP Morgan Small Cap Growth Portfolio, 443 shares
      (Cost $4,801)                                                                                     5,476

    Roszel/Lord Abbett Affiliated Portfolio, 369 shares
      (Cost $4,521)                                                                                                           4,915

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,373   $             5,476   $             4,915
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,373   $             5,476   $             4,915
                                                                    ====================  ====================  ====================

y  Commenced operations effective June 1, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                           Roszel /              Roszel /          Roszel / Marsico
                                                                          Lord Abbett           Lord Abbett            Large Cap
                                                                        Bond Debenture         Mid Cap Value            Growth
                                                                           Portfolio             Portfolio            Portfolio z
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Lord Abbett Bond Debenture Portfolio, 76 shares
      (Cost $861)                                                   $               858   $                     $

    Roszel/Lord Abbett Mid Cap Value Portfolio, 892 shares
      (Cost $10,559)                                                                                   11,392

    Roszel/Marsico Large Cap Growth Portfolio, 4 shares
      (Cost $40)                                                                                                                 42

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               858   $            11,392   $                42
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               858   $            11,392   $                42
                                                                    ====================  ====================  ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                       Roszel / Seligman         Seligman              Templeton
                                                                            Mid Cap             Smaller-Cap             Foreign
                                                                            Growth                 Value              Securities
                                                                           Portfolio             Portfolio               Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets


    Roszel/Seligman Mid Cap Growth Portfolio, 322 shares
      (Cost $4,104)                                                 $             4,124   $                     $

    Seligman Smaller-Cap Value Portfolio, 75 shares
      (Cost $1,317)                                                                                     1,381

    Templeton Foreign Securities Fund, 34 shares
      (Cost $550)                                                                                                               638

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             4,124   $             1,381   $               638
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             4,124   $             1,381   $               638
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                           Templeton                                  Van Kampen
                                                                            Growth              Van Kampen             Strategic
                                                                          Securities             Comstock               Growth
                                                                             Fund                Portfolio           Portfolio aa
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Templeton Growth Securities Fund, 6 shares
      (Cost $89)                                                    $                99   $                     $

    Van Kampen Comstock Portfolio, 585 shares
      (Cost $7,707)                                                                                     8,637

    Van Kampen Strategic Growth Portfolio, 10 shares
      (Cost $224)                                                                                                               285

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $                99   $             8,637   $               285
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $                99   $             8,637   $               285
                                                                    ====================  ====================  ====================
aa Effective August 15, 2006,Van Kampen Emerging Growth Portfolio merged into Van Kampen Stratrgic Growth Portfolio.


See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                    Divisions Investing In
                                                                    ======================

                                                                          Wanger U.S.
                                                                           Smaller
                                                                           Companies
                                                                    ====================
(In thousands)

Assets

    Wanger U.S. Smaller Companies, 58 shares
      (Cost $2,020)                                                 $             2,116


  Dividends Receivable                                                                0
                                                                    --------------------
    Total Assets                                                    $             2,116
                                                                    ====================
Net Assets
  Accumulation Units                                                $             2,116
                                                                    ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Equity               Global           International
                                                                           Dividend             SmallCap              Index
                                                                         Portfolio a          Portfolio b          Portfolio c
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 2  $                 0  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (2)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        1                   (2)                   1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      6                   19                   (3)
 Capital Gain Distributions (Note 2)                                                  1                    5                    6
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      7                   24                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                   22                    4
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   10                    0
 Contract Owner Withdrawals                                                          (1)                   0                    0
 Net Transfers In (Out) (Note 3)                                                     73                   46                    5
 Contract Charges (Note 6)                                                            0                   (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              99                   55                    5
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             107                   77                    9
Net Assets, Beginning of Period                                                       0                  105                   19
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               107  $               182  $                28
                                                                    ==================== ==================== ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Short-Term         Mid Cap Value          Small Cap
                                                                             Bond            Opportunities            Index
                                                                         Portfolio d          Portfolio e          Portfolio f
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                35  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (13)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       22                   (1)                   0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                   (1)                   0
 Capital Gain Distributions (Note 2)                                                  0                   12                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      2                   11                    1
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           24                   10                    1
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                    0                    2
 Contract Owner Withdrawals                                                         (13)                   0                    0
 Net Transfers In (Out) (Note 3)                                                   (356)                 108                    9
 Contract Charges (Note 6)                                                           (5)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (351)                 108                   11
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (327)                 118                   12
Net Assets, Beginning of Period                                                     501                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               174  $               118  $                12
                                                                    ==================== ==================== ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock
                                                                           Balanced              Basic              BlackRock
                                                                         Capital V.I.          Value V.I.           Bond V.I.
                                                                            Fund g               Fund h               Fund i
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               140  $               844  $             1,687

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (90)                (762)                (501)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       50                   82                1,186
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (182)               2,532                  (75)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    981                2,022                 (275)
 Capital Gain Distributions (Note 2)                                                  0                5,729                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    799               10,283                 (350)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          849               10,365                  836
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   88                   25
 Contract Owner Withdrawals                                                        (851)              (9,627)              (5,619)
 Net Transfers In (Out) (Note 3)                                                   (364)              (5,297)              (3,064)
 Contract Charges (Note 6)                                                           (2)                 (23)                 (12)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,217)             (14,859)              (8,670)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (368)              (4,494)              (7,834)
Net Assets, Beginning of Period                                                   6,918               60,569               42,375
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,550  $            56,075  $            34,541
                                                                    ==================== ==================== ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Money             Fundamental             Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                            Fund j               Fund k               Fund l
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               915  $                48  $             1,255

Investment Expenses:
                                                                                   (284)                (158)                (653)
Asset-Based Insurance Charges (Note 6)                              -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      631                 (110)                 602
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,754                  936
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               (1,311)               3,371
 Capital Gain Distributions (Note 2                                                   0                    0                1,835
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  443                6,142
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          631                  333                6,744
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          26,601                   44                  169
 Contract Owner Withdrawals                                                     (12,824)              (2,523)              (7,536)
 Net Transfers In (Out) (Note 3)                                                (14,292)              (2,847)               2,131
 Contract Charges (Note 6)                                                          (10)                  (3)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (525)              (5,329)              (5,267)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             106               (4,996)               1,477
Net Assets, Beginning of Period                                                  20,907               13,625               47,424
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            21,013  $             8,629  $            48,901
                                                                    ==================== ==================== ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Global             Government             High
                                                                         Growth V.I.          Income V.I.          Income V.I.
                                                                            Fund m               Fund n               Fund o
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                30  $             1,185  $             1,061

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (45)                (369)                (192)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (15)                 816                  869
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               419                 (334)                (242)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    225                  158                  457
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    644                 (176)                 215
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          629                  640                1,084
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   32                    3
 Contract Owner Withdrawals                                                        (510)              (5,727)              (2,449)
 Net Transfers In (Out) (Note 3)                                                   (124)              11,549                 (645)
 Contract Charges (Note 6)                                                           (2)                  (6)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (623)               5,848               (3,097)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                               6                6,488               (2,013)
Net Assets, Beginning of Period                                                   3,289               24,944               15,339
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,295  $            31,432  $            13,326
                                                                    ==================== ==================== ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          S&P Index          International          Large Cap
                                                                           500 V.I.            Value V.I.           Core V.I.
                                                                            Fund p               Fund q               Fund r
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               402  $               830  $               377

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (351)                (346)                (558)
                                                                    -------------------- -------------------- --------------------

  Net Investment Income (Loss)                                                       51                  484                 (181)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (268)               1,995               (1,337)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,465                1,184                2,047
 Capital Gain Distributions (Note 2)                                                  0                2,222                4,674
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,197                5,401                5,384
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,248                5,885                5,203
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              36                   66                   75
 Contract Owner Withdrawals                                                      (3,156)              (3,883)              (5,996)
 Net Transfers In (Out) (Note 3)                                                  1,628                  274                  769
 Contract Charges (Note 6)                                                          (12)                 (10)                 (20)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,504)              (3,553)              (5,172)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,744                2,332                   31
Net Assets, Beginning of Period                                                  26,972               24,041               43,206
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            28,716  $            26,373  $            43,237
                                                                    ==================== ==================== ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Large Cap            Large Cap           Utilities &
                                                                         Growth V.I.           Value V.I.       Telecommunications
                                                                            Fund s               Fund t            V.I. Fund u
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                34  $                84  $                77

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (145)                (142)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (111)                 (58)                  41
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               415                  763                   20
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    229                 (279)                 440
 Capital Gain Distributions (Note 2)                                                  0                  908                   72
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    644                1,392                  532
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          533                1,334                  573
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              22                   85                    1
 Contract Owner Withdrawals                                                      (1,602)              (1,198)                (252)
 Net Transfers In (Out) (Note 3)                                                  2,133                  428                 (101)
 Contract Charges (Note 6)                                                           (9)                 (11)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             544                 (696)                (353)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,077                  638                  220
Net Assets, Beginning of Period                                                  11,173                9,416                2,641
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            12,250  $            10,054  $             2,861
                                                                    ==================== ==================== ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock             AIM V.I.             AIM V.I.
                                                                            Value                Basic               Capital
                                                                      Opportunities V.I.         Value             Appreciation
                                                                            Fund v                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                59  $                 0  $                 4

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (409)                   0                 (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (350)                   0                 (109)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,268                    0                 (761)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,548)                   0                1,262
 Capital Gain Distributions (Note 2)                                              4,842                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,562                    0                  501
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,212                    0                  392
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              49                    1                   11
 Contract Owner Withdrawals                                                      (4,508)                   0               (1,124)
 Net Transfers In (Out) (Note 3)                                                 (1,642)                   3                 (533)
 Contract Charges (Note 6)                                                          (11)                   0                   (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,112)                   4               (1,650)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,900)                   4               (1,258)
Net Assets, Beginning of Period                                                  30,842                    0                8,993
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            27,942  $                 4  $             7,735
                                                                    ==================== ==================== ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.             AIM V.I.
                                                                        International         Mid Cap Core            Core
                                                                            Growth               Equity              Equity
                                                                             Fund                 Fund                Fund w
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                12  $                 1  $                54

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (34)                  (2)                 (99)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (22)                  (1)                 (45)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               548                    0                  (19)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (41)                  (8)                 791
 Capital Gain Distributions (Note 2)                                                  0                   14                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    507                    6                  772
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          485                    5                  727
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              22                    4                   12
 Contract Owner Withdrawals                                                        (390)                   0               (1,343)
 Net Transfers In (Out) (Note 3)                                                 (1,574)                 139               11,723
 Contract Charges (Note 6)                                                            0                    0                   (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,942)                 143               10,389
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,457)                 148               11,116
Net Assets, Beginning of Period                                                   2,864                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,407  $               148  $            11,116
                                                                    ==================== ==================== ====================


w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.        AllianceBernstein    AllianceBernstein
                                                                           Premier            VPS Global         VPS Growth and
                                                                           Equity              Technology             Income
                                                                            Fund w             Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               133  $                 0  $                27

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (52)                 (17)                 (59)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       81                  (17)                 (32)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (552)                  47                  597
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,051                    5                 (119)
 Capital Gain Distributions (Note 2)                                                  0                    0                  101
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    499                   52                  579
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          580                   35                  547
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    3                   10
 Contract Owner Withdrawals                                                        (499)                (108)                (855)
 Net Transfers In (Out) (Note 3)                                                (11,407)                (167)              (5,747)
 Contract Charges (Note 6)                                                           (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,907)                (272)              (6,592)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,327)                (237)              (6,045)
Net Assets, Beginning of Period                                                  11,327                1,466                7,877
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $             1,229  $             1,832
                                                                    ==================== ==================== ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein
                                                                      VPS Large Cap        VPS Small/Mid Cap    AllianceBernstein
                                                                            Growth               Value              VPS Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 6  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (287)                 (22)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (287)                 (16)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,258)                  19                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,023                  103                   15
 Capital Gain Distributions (Note 2)                                                  0                  103                    3
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (235)                 225                   18
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (522)                 209                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              89                   84                   16
 Contract Owner Withdrawals                                                      (3,239)                 (18)                   0
 Net Transfers In (Out) (Note 3)                                                 (1,293)                 984                  162
 Contract Charges (Note 6)                                                           (9)                  (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,452)               1,043                  178
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,974)               1,252                  195
Net Assets, Beginning of Period                                                  23,852                1,018                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            18,878  $             2,270  $               195
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           American             American          American Funds
                                                                          Century VP           Century VP             Asset
                                                                        International            Ultra              Allocation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                84  $                 0  $                11

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (69)                 (27)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       15                  (27)                   6
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               346                   22                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    705                  (68)                  28
 Capital Gain Distributions (Note 2)                                                  0                    0                    4
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,051                  (46)                  33
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,066                  (73)                  39
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                    2                   35
 Contract Owner Withdrawals                                                        (706)                (168)                  (2)
 Net Transfers In (Out) (Note 3)                                                      4                 (896)                 335
 Contract Charges (Note 6)                                                           (3)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (686)              (1,062)                 366
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             380               (1,135)                 405
Net Assets, Beginning of Period                                                   4,889                2,565                  129
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,269  $             1,430  $               534
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       American Funds       American Funds
                                                                             Bond                Growth           Growth-Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                59  $                47  $                18

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (30)                 (78)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       29                  (31)                   3
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                   77                    9
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     83                  305                   86
 Capital Gain Distributions (Note 2)                                                  0                   30                   25
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84                  412                  120
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          113                  381                  123
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              92                  193                   28
 Contract Owner Withdrawals                                                         (24)                 (51)                  (2)
 Net Transfers In (Out) (Note 3)                                                  2,838                3,505                  769
 Contract Charges (Note 6)                                                           (8)                 (23)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,898                3,624                  789
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,011                4,005                  912
Net Assets, Beginning of Period                                                     618                2,467                  320
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,629  $             6,472  $             1,232
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       Cohen & Steers           Davis
                                                                        International          VIF Realty             Value
                                                                             Fund              Fund, Inc.           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                68  $                18  $               195

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (52)                 (11)                (322)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       16                    7                 (127)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                75                   36                1,910
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    378                  170                1,350
 Capital Gain Distributions (Note 2)                                                 30                    8                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    483                  214                3,260
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          499                  221                3,133
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             150                   28                  169
 Contract Owner Withdrawals                                                         (34)                 (10)              (3,921)
 Net Transfers In (Out) (Note 3)                                                  2,550                  461                3,324
 Contract Charges (Note 6)                                                          (16)                  (4)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,650                  475                 (443)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,149                  696                2,690
Net Assets, Beginning of Period                                                   1,470                  438               19,873
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,619  $             1,134  $            22,563
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                       Divisions Investing In
                                                                    ==============================================================

                                                                                              Eaton Vance           Federated
                                                                         Dreyfus VIF          VT Floating-           Capital
                                                                         Appreciation         Rate Income          Appreciation
                                                                          Portfolio               Fund               Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                26  $                84  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (12)                 (21)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       14                   63                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   (3)                  (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    114                   (3)                  29
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    118                   (6)                  27
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          132                   57                   26
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              34                   62                    1
 Contract Owner Withdrawals                                                         (10)                 (22)                (114)
 Net Transfers In (Out) (Note 3)                                                    567                1,228                  152
 Contract Charges (Note 6)                                                           (3)                  (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             588                1,261                   39
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             720                1,318                   65
Net Assets, Beginning of Period                                                   1,400                  723                  166
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,120  $             2,041  $               231
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                          Federated             Emerging              OpCap
                                                                           Kaufmann              Growth            Renaissance
                                                                           Fund II               Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 4  $                 0  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (14)                (135)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (10)                (135)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                96               (2,804)                   3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     48                3,534                   43
 Capital Gain Distributions (Note 2)                                                 18                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    162                  730                   46
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          152                  595                   41
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                   40                    5
 Contract Owner Withdrawals                                                        (198)              (1,419)                 (49)
 Net Transfers In (Out) (Note 3)                                                    223               (2,486)                 (33)
 Contract Charges (Note 6)                                                            0                   (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              33               (3,869)                 (78)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             185               (3,274)                 (37)
Net Assets, Beginning of Period                                                   1,012               10,965                  473
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,197  $             7,691  $               436
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                         Oppenheimer          Oppenheimer          Oppenheimer
                                                                           Capital               Main              Main  Street
                                                                         Appreciation            Street             Small Cap
                                                                           Fund/VA              Fund/VA              Fund/VA
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (1)                   0                   (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                   0                   (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    5
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                    2                   (3)
 Capital Gain Distributions (Note 2)                                                  0                    0                   11
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    2                   13
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                    2                    6
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    9
 Contract Owner Withdrawals                                                           0                    0                   (5)
 Net Transfers In (Out) (Note 3)                                                     25                   25                 (241)
 Contract Charges (Note 6)                                                            0                    0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              25                   25                 (239)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              28                   27                 (233)
Net Assets, Beginning of Period                                                      44                    0                  321
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                72  $                27  $                88
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                            PIMCO
                                                                          Commodity              PIMCO                PIMCO
                                                                          RealReturn              Real                Total
                                                                           Strategy              Return               Return
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                50  $                17  $             1,599

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (14)                  (6)                (530)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       36                   11                1,069
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (4)                  (1)                (514)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (78)                 (23)                 168
 Capital Gain Distributions (Note 2)                                                  5                   12                  168
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (77)                 (12)                (178)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (41)                  (1)                 891
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              56                    0                  287
 Contract Owner Withdrawals                                                          (9)                   0               (5,841)
 Net Transfers In (Out) (Note 3)                                                    807                  196               (4,666)
 Contract Charges (Note 6)                                                           (4)                  (2)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             850                  194              (10,247)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             809                  193               (9,356)
Net Assets, Beginning of Period                                                     549                  268               38,856
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,358  $               461  $            29,500
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                           Pioneer              Pioneer              Pioneer
                                                                          Emerging                Fund              High Yield
                                                                         Markets VCT              VCT                  VCT
                                                                         Portfolio x           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                30  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                  (36)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (6)                   1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   80                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  290                    0
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  370                    0
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                  364                    1
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                  105                    1
 Contract Owner Withdrawals                                                           0                  (38)                   0
 Net Transfers In (Out) (Note 3)                                                      5                2,494                  (23)
 Contract Charges (Note 6)                                                            0                  (11)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               6                2,550                  (22)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                               6                2,914                  (21)
Net Assets, Beginning of Period                                                       0                  980                   47
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 6  $             3,894  $                26
                                                                    ==================== ==================== ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Pioneer          Roszel / Allianz     Roszel / Allianz
                                                                          Small Cap           CCM Capital         NFJ Small Cap
                                                                          Value VCT           Appreciation            Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                26  $               147

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                 (162)                (149)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                 (136)                  (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  455                1,125
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               (1,328)                (517)
 Capital Gain Distributions (Note 2)                                                  0                1,556                1,312
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  683                1,920
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                  547                1,918
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                    1                   90
 Contract Owner Withdrawals                                                           0               (2,077)              (1,782)
 Net Transfers In (Out) (Note 3)                                                      0                  846               (2,012)
 Contract Charges (Note 6)                                                            0                   (5)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets

   Resulting from Contract Transactions                                               1               (1,235)              (3,709)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                               1                 (688)              (1,791)
Net Assets, Beginning of Period                                                       4               12,322               11,061
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 5  $            11,634  $             9,270
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                       Divisions Investing In
                                                                    ==============================================================
                                                                                           Roszel / JP Morgan   Roszel / JP Morgan
                                                                      Roszel / Delaware        Multi-Cap            Small Cap
                                                                            Trend            Market Neutral           Growth
                                                                          Portfolio           Portfolio y           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (30)                  (8)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (30)                  (8)                 (79)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                94                    0                  366
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (206)                  28                   35
 Capital Gain Distributions (Note 2)                                                267                    0                  434
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    155                   28                  835
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          125                   20                  756
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                   26                   27
 Contract Owner Withdrawals                                                        (321)                  (9)              (1,085)
 Net Transfers In (Out) (Note 3)                                                   (252)               1,339                 (172)
 Contract Charges (Note 6)                                                           (1)                  (3)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (553)               1,353               (1,233)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (428)               1,373                 (477)
Net Assets, Beginning of Period                                                   2,376                    0                5,953
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,948  $             1,373  $             5,476
                                                                    ==================== ==================== ====================

y  Commenced operations effective June 1, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett          Lord Abbett
                                                                          Affiliated         Bond Debenture       Mid Cap Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                30  $                47  $                57

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (50)                 (12)                (171)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                  35                 (114)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                59                   (4)                 663
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    352                   15               (1,022)
 Capital Gain Distributions (Note 2)                                                162                   17                1,651
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    573                   28                1,292
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          553                   63                1,178
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              29                    0                   48
 Contract Owner Withdrawals                                                        (498)                (243)              (1,964)
 Net Transfers In (Out) (Note 3)                                                  1,504                  100                  253
 Contract Charges (Note 6)                                                           (4)                   0                  (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,031                 (143)              (1,673)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,584                  (80)                (495)
Net Assets, Beginning of Period                                                   3,331                  938               11,887
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,915  $               858  $            11,392
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Marsico    Roszel / Seligman         Seligman
                                                                          Large Cap             Mid Cap            Smaller-Cap
                                                                            Growth               Growth               Value
                                                                         Portfolio z           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                  (60)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                  (60)                 (24)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  161                   49
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                 (474)                 135
 Capital Gain Distributions (Note 2)                                                  2                  508                  121
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                  195                  305
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            4                  135                  281
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   15                   16
 Contract Owner Withdrawals                                                           0                 (451)                (416)
 Net Transfers In (Out) (Note 3)                                                     38                  122                 (162)
 Contract Charges (Note 6)                                                            0                   (3)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              38                 (317)                (562)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              42                 (182)                (281)
Net Assets, Beginning of Period                                                       0                4,306                1,662
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                42  $             4,124  $             1,381
                                                                    ==================== ==================== ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          Templeton            Templeton
                                                                           Foreign               Growth             Van Kampen
                                                                          Securities           Securities            Comstock
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 6  $                 1  $               131

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (7)                  (3)                (146)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                  (2)                 (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   52                  113
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     81                   (9)                 577
 Capital Gain Distributions (Note 2)                                                  0                    3                  535
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     85                   46                1,225
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           84                   44                1,210
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              36                    2                   55
 Contract Owner Withdrawals                                                          (1)                  (1)              (1,790)
 Net Transfers In (Out) (Note 3)                                                    332                 (518)                 484
 Contract Charges (Note 6)                                                           (2)                  (1)                  (7)
                                                                    -------------------- -------------------- --------------------

  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             365                 (518)              (1,258)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             449                 (474)                 (48)
Net Assets, Beginning of Period                                                     189                  573                8,685
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               638  $                99  $             8,637
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                              Divisions Investing In
                                                                    =========================================
                                                                          Van Kampen
                                                                          Strategic           Wanger U.S.
                                                                            Growth              Smaller
                                                                         Portfolio aa          Companies
                                                                    ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (5)                 (17)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       (5)                 (15)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                15                    6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (9)                  81
 Capital Gain Distributions (Note 2)                                                  0                   22
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                      6                  109
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   94
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                   42
 Contract Owner Withdrawals                                                         (62)                 (15)
 Net Transfers In (Out) (Note 3)                                                    (22)               1,407
 Contract Charges (Note 6)                                                            0                   (5)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (82)               1,429
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             (81)               1,523
Net Assets, Beginning of Period                                                     366                  593
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $               285  $             2,116
                                                                    ==================== ====================

aa Effective August 15, 2006, Van Kampen Emerging Growth Portfolio merged into Van Kampen Strategic Growth Portfolio.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Global           International          Short-Term
                                                                           SmallCap              Index                 Bond
                                                                         Portfolio a          Portfolio b          Portfolio c
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    1                   (1)
 Capital Gain Distributions (Note 2)                                                  2                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    1                   (1)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            4                    1                    0
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   10
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    101                   18                  491
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             101                   18                  501
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             105                   19                  501
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               105  $                19  $               501
                                                                    ==================== ==================== ====================

a  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock
                                                                           Balanced              Basic              BlackRock
                                                                         Capital V.I.          Value V.I.           Bond V.I.
                                                                            Fund d               Fund e               Fund f
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               130  $               844  $             2,674

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (97)                (958)                (762)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       33                 (114)               1,912
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (226)               2,164                  429
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    380               (6,135)              (1,973)
 Capital Gain Distributions (Note 2)                                                  0                4,535                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    154                  564               (1,544)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          187                  450                  368
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  137                  212
 Contract Owner Withdrawals                                                        (723)             (10,058)             (10,052)
 Net Transfers In (Out) (Note 3)                                                   (145)             (10,880)                (933)
 Contract Charges (Note 6)                                                           (2)                 (26)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (870)             (20,827)             (10,788)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (683)             (20,377)             (10,420)
Net Assets, Beginning of Period                                                   7,601               80,946               52,795
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

d  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
e  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
f  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Money             Fundamental             Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                            Fund g               Fund h               Fund i
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               594  $                78  $             1,123

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (313)                (199)                (619)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      281                 (121)                 504
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  323                  115
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  585                3,483
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  908                3,598
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          281                  787                4,102
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          24,947                   28                  240
 Contract Owner Withdrawals                                                      (9,709)              (1,947)              (5,646)
 Net Transfers In (Out) (Note 3)                                                (19,266)                (754)               5,159
 Contract Charges (Note 6)                                                           (9)                  (4)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,037)              (2,677)                (271)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,756)              (1,890)               3,831
Net Assets, Beginning of Period                                                  24,663               15,515               43,593
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

g  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                      Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Global             Government             High
                                                                         Growth V.I.          Income V.I.          Income V.I.
                                                                            Fund j               Fund k               Fund l
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                37  $             1,207  $             1,549

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (57)                (360)                (237)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 847                1,312
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (838)                 (79)                (895)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,176                 (283)                (421)
 Capital Gain Distributions (Note 2)                                                  0                    2                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    338                 (360)              (1,316)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          318                  487                   (4)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                  278                   58
 Contract Owner Withdrawals                                                        (691)              (4,603)              (3,344)
 Net Transfers In (Out) (Note 3)                                                 (2,678)                 978               (1,563)
 Contract Charges (Note 6)                                                           (1)                  (7)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,362)              (3,354)              (4,855)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,044)              (2,867)              (4,859)
Net Assets, Beginning of Period                                                   6,333               27,811               20,198
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,289  $            24,944  $            15,339
                                                                    ==================== ==================== ====================

j  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          S&P Index          International          Large Cap
                                                                           500 V.I.            Value V.I.           Core V.I.
                                                                            Fund m               Fund n               Fund o
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               541  $               694  $               272

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (447)                (353)                (593)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       94                  341                 (321)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (39)               1,684                 (883)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    905                  376                4,188
 Capital Gain Distributions (Note 2)                                                  0                    0                1,771
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    866                2,060                5,076
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          960                2,401                4,755
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              87                   12                  109
 Contract Owner Withdrawals                                                      (4,107)              (4,044)              (6,616)
 Net Transfers In (Out) (Note 3)                                                 (1,593)                (918)                 420
 Contract Charges (Note 6)                                                          (12)                 (14)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,625)              (4,964)              (6,105)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,665)              (2,563)              (1,350)
Net Assets, Beginning of Period                                                  31,637               26,604               44,556
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

m  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Large Cap            Large Cap           Utilities &
                                                                         Growth V.I.           Value V.I.       Telecommunications
                                                                            Fund p               Fund q               Fund r
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                20  $                48  $                66

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (143)                (107)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (123)                 (59)                  29
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               305                  371                  (38)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    793                  124                  333
 Capital Gain Distributions (Note 2)                                                  0                  744                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,098                1,239                  295
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          975                1,180                  324
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                   50                    0
 Contract Owner Withdrawals                                                      (1,808)              (1,066)                (452)
 Net Transfers In (Out) (Note 3)                                                  1,756                2,190                  (17)
 Contract Charges (Note 6)                                                           (7)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (49)               1,170                 (470)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             926                2,350                 (146)
Net Assets, Beginning of Period                                                  10,247                7,066                2,787
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

p  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In

                                                                    ==============================================================
                                                                          BlackRock             AIM V.I.             AIM V.I.
                                                                            Value                Basic               Capital
                                                                      Opportunities V.I.         Value             Appreciation
                                                                            Fund s                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               100  $                 0  $                 6

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (435)                   0                 (123)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (335)                   0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,132                   (2)              (1,173)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,782)                   0                1,908
 Capital Gain Distributions (Note 2)                                              4,293                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,643                   (2)                 735
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,308                   (2)                 618
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              66                    0                    0
 Contract Owner Withdrawals                                                      (4,086)                (226)              (1,076)
 Net Transfers In (Out) (Note 3)                                                 (5,140)                 229                 (385)
 Contract Charges (Note 6)                                                          (13)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,173)                   2               (1,464)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,865)                   0                 (846)
Net Assets, Beginning of Period                                                  37,707                    0                9,839
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            30,842  $                 0  $             8,993
                                                                    ==================== ==================== ====================

s  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.        AllianceBernstein
                                                                        International           Premier            VPS Global
                                                                            Growth              Equity              Technology
                                                                             Fund                Fund t             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 5  $                95  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (12)                (170)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (75)                 (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                44               (1,651)                 (20)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     83                2,176                   83

 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    127                  525                   63
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          120                  450                   48
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                    0
 Contract Owner Withdrawals                                                         (47)              (2,046)                 (57)
 Net Transfers In (Out) (Note 3)                                                  2,042               (1,607)                 395
 Contract Charges (Note 6)                                                            0                   (5)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,997               (3,658)                 337
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,117               (3,208)                 385
Net Assets, Beginning of Period                                                     747               14,535                1,081
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,864  $            11,327  $             1,466
                                                                    ==================== ==================== ====================

t  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                                       VPS Growth and       VPS Large Cap       VPS Small/Mid Cap
                                                                            Income               Growth               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                47  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (47)                (289)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                 (289)                  (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               598               (2,335)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (529)               5,195                   20
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     69                2,860                   20
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69                2,571                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               9                   28                   35
 Contract Owner Withdrawals                                                        (805)              (3,179)                  (1)
 Net Transfers In (Out) (Note 3)                                                  5,032                  791                  968
 Contract Charges (Note 6)                                                            0                  (10)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,236               (2,370)               1,001
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,305                  201                1,018
Net Assets, Beginning of Period                                                   3,572               23,651                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,877  $            23,852  $             1,018
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                           American             American          American Funds
                                                                          Century VP           Century VP             Asset
                                                                        International            Ultra              Allocation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                66  $                 0  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (69)                 (28)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 (28)                   2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               187                   79                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    332                   56                    3
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    519                  135                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          516                  107                    5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   17                    0
 Contract Owner Withdrawals                                                        (711)                (395)                   0
 Net Transfers In (Out) (Note 3)                                                   (589)               2,644                  125
 Contract Charges (Note 6)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,276)               2,266                  124
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (760)               2,373                  129
Net Assets, Beginning of Period                                                   5,649                  192                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,889  $             2,565  $               129
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       American Funds       American Funds
                                                                             Bond                Growth           Growth-Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                 3

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (2)                  (9)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   0                    2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    3                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                  107                    6
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      3                  110                    6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                  110                    8
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                   50                    0
 Contract Owner Withdrawals                                                          (1)                  (1)                   0
 Net Transfers In (Out) (Note 3)                                                    600                2,310                  314
 Contract Charges (Note 6)                                                           (1)                  (2)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             617                2,357                  312
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             618                2,467                  320
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               618  $             2,467  $               320
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       Cohen & Steers           Davis
                                                                        International          VIF Realty             Value
                                                                             Fund              Fund, Inc.           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                15  $                 4  $               150

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (5)                  (1)                (359)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                    3                 (209)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    0                2,131
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    100                    8                 (271)
 Capital Gain Distributions (Note 2)                                                  0                    1                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    104                    9                1,860
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          114                   12                1,651
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                   12                  186
 Contract Owner Withdrawals                                                          (1)                   0               (3,306)
 Net Transfers In (Out) (Note 3)                                                  1,332                  415               (6,570)
 Contract Charges (Note 6)                                                           (3)                  (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,356                  426               (9,700)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,470                  438               (8,049)
Net Assets, Beginning of Period                                                       0                    0               27,922
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,470  $               438  $            19,873
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                              Eaton Vance           Federated
                                                                         Dreyfus VIF          VT Floating-           Capital
                                                                         Appreciation         Rate Income          Appreciation
                                                                          Portfolio               Fund               Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (3)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                   3                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                    0                    2
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    0                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    3                    2
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                   14                    2
 Contract Owner Withdrawals                                                          (1)                   0                   (9)
 Net Transfers In (Out) (Note 3)                                                  1,371                  708                  124
 Contract Charges (Note 6)                                                           (2)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,399                  720                  116
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,400                  723                  118
Net Assets, Beginning of Period                                                       0                    0                   48
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,400  $               723  $               166
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                          Federated             Emerging              OpCap
                                                                           Kaufmann              Growth            Renaissance
                                                                           Fund II               Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):

 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                98               (2,504)                  80
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     68                3,481                 (132)
 Capital Gain Distributions (Note 2)                                                  1                    0                   24
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    167                  977                  (28)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          147                  822                  (34)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   19                    0
 Contract Owner Withdrawals                                                        (286)              (1,662)                 (63)
 Net Transfers In (Out) (Note 3)                                                    661                 (305)                  39
 Contract Charges (Note 6)                                                            0                   (8)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             388               (1,956)                 (27)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             535               (1,134)                 (61)
Net Assets, Beginning of Period                                                     477               12,099                  534
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,012  $            10,965  $               473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                         Oppenheimer          Oppenheimer             PIMCO
                                                                           Capital            Main  Street          Commodity
                                                                         Appreciation          Small Cap            RealReturn
                                                                           Fund/VA              Fund/VA              Strategy
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 8

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (1)                   6
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   10                    4
 Capital Gain Distributions (Note 2)                                                  0                    0                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   10                   15
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    9                   21
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    5                   21
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     44                  307                  510
 Contract Charges (Note 6)                                                            0                    0                   (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              44                  312                  528
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              44                  321                  549
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                44  $               321  $               549
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                            PIMCO                PIMCO               Pioneer
                                                                             Real                Total                 Fund
                                                                            Return               Return                VCT
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 2  $             1,117  $                 4

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                 (484)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        2                  633                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   98                    2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)              (1,006)                  14

 Capital Gain Distributions (Note 2)                                                  3                  518                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      1                 (390)                  16
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                  243                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  192                   29
 Contract Owner Withdrawals                                                           0               (6,024)                  (1)
 Net Transfers In (Out) (Note 3)                                                    266                6,499                  935
 Contract Charges (Note 6)                                                           (1)                 (13)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             265                  654                  963
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             268                  897                  980
Net Assets, Beginning of Period                                                       0               37,959                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               268  $            38,856  $               980
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           Pioneer              Pioneer          Roszel / Allianz
                                                                          High Yield           Small Cap           CCM Capital
                                                                             VCT               Value VCT           Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                60

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                    0                 (177)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                  661
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    0                  349
 Capital Gain Distributions (Note 2)                                                  0                    0                   98
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                    0                1,108
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    0                  991
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    8
 Contract Owner Withdrawals                                                           0                    0               (2,569)
 Net Transfers In (Out) (Note 3)                                                     47                    4                  570
 Contract Charges (Note 6)                                                            0                    0                   (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              47                    4               (1,998)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              47                    4               (1,007)
Net Assets, Beginning of Period                                                       0                    0               13,329
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                47  $                 4  $            12,322
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Allianz                         Roszel / JP Morgan
                                                                        NFJ Small Cap      Roszel / Delaware        Small Cap
                                                                            Value                Trend                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               140  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (157)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (17)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               677                  404                  277
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (227)                (546)                (758)
 Capital Gain Distributions (Note 2)                                                750                   50                  904
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,200                  (92)                 423
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,183                 (135)                 342
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             103                    0                    1
 Contract Owner Withdrawals                                                      (1,773)                (399)              (1,079)
 Net Transfers In (Out) (Note 3)                                                    977               (2,129)                 589
 Contract Charges (Note 6)                                                           (8)                  (4)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (701)              (2,532)                (491)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             482               (2,667)                (149)
Net Assets, Beginning of Period                                                  10,579                5,043                6,102
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,061  $             2,376  $             5,953
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett          Lord Abbett
                                                                          Affiliated         Bond Debenture       Mid Cap Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                21  $                65  $                50

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (45)                 (19)                (172)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (24)                  46                 (122)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                   (2)                 692
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (199)                 (64)                (815)
 Capital Gain Distributions (Note 2)                                                261                   24                1,092
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (42)                 969
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           58                    4                  847
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    6                   53
 Contract Owner Withdrawals                                                        (363)                (354)              (1,870)
 Net Transfers In (Out) (Note 3)                                                    453                  (18)                 960
 Contract Charges (Note 6)                                                           (4)                   0                   (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             132                 (366)                (866)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             190                 (362)                 (19)
Net Assets, Beginning of Period                                                   3,141                1,300               11,906
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,331  $               938  $            11,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      Roszel / Seligman         Seligman            Templeton
                                                                           Mid Cap            Smaller-Cap            Foreign
                                                                            Growth               Value              Securities
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):

 Ordinary Dividends (Note 2)                                        $                 0  $                10  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (53)                 (32)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (53)                 (22)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               191                   34                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    104                 (337)                   6

 Capital Gain Distributions (Note 2)                                                183                  171                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    478                 (132)                   6
                                                                    -------------------- -------------------- --------------------


Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          425                 (154)                   5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                    4                    0
 Contract Owner Withdrawals                                                        (539)                (423)                   0
 Net Transfers In (Out) (Note 3)                                                    967                 (141)                 184
 Contract Charges (Note 6)                                                           (5)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             434                 (561)                 184
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             859                 (715)                 189
Net Assets, Beginning of Period                                                   3,447                2,377                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,306  $             1,662  $               189
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                       Divisions Investing In
                                                                    ==============================================================
                                                                          Templeton                                 Van Kampen
                                                                            Growth             Van Kampen           Strategic
                                                                          Securities            Comstock              Growth
                                                                             Fund              Portfolio           Portfolio u
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                39  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (2)                 (76)                  (6)

                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                 (37)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (37)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                  264                   27
 Capital Gain Distributions (Note 2)                                                  0                  104                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     18                  331                   27
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           16                  294                   22
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   34                    0
 Contract Owner Withdrawals                                                           0                 (985)                 (16)
 Net Transfers In (Out) (Note 3)                                                    544                6,520                  (52)
 Contract Charges (Note 6)                                                            0                   (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             557                5,562                  (68)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             573                5,856                  (46)
Net Assets, Beginning of Period                                                       0                2,829                  412
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               573  $             8,685  $               366
                                                                    ==================== ==================== ====================

u Effective August 15, 2006,Van Kampen Emerging Growth Portfolio merged into Van Kampen Strategic Growth Portfolio.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                   Divisions Investing In
                                                                    =====================

                                                                         Wanger U.S.
                                                                           Smaller
                                                                          Companies
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (2)
                                                                    --------------------
  Net Investment Income (Loss)                                                       (2)
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     14
 Capital Gain Distributions (Note 2)                                                  0
                                                                    --------------------
  Net Gain (Loss) on Investments                                                     14
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              12
 Contract Owner Withdrawals                                                           0
 Net Transfers In (Out) (Note 3)                                                    569
 Contract Charges (Note 6)                                                            0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             581
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                             593
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $               593
                                                                    ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective May 25,
   2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:

   BlackRock Equity Dividend Portfolio
   BlackRock Global SmallCap Portfolio
   BlackRock International Index Portfolio
   BlackRock Short-Term Bond Portfolio
   BlackRock Mid Cap Value Opportunities Portfolio
   BlackRock Small Cap Index Portfolio
   BlackRock Balanced Capital V.I. Fund
   BlackRock Basic Value V.I. Fund
   BlackRock Bond V.I. Fund
   BlackRock Money Market V.I. Fund
   BlackRock Fundamental Growth V.I. Fund
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Growth V.I. Fund
   BlackRock Government Income V.I. Fund
   BlackRock High Income V.I. Fund
   BlackRock S&P Index 500 V.I. Fund
   BlackRock International Value V.I. Fund
   BlackRock Large Cap Core V.I. Fund
   BlackRock Large Cap Growth V.I. Fund
   BlackRock Large Cap Value V.I. Fund
   BlackRock Utilities & Telecommunications V.I. Fund
   BlackRock Value Opportunities V.I. Fund
   AIM V.I. Basic Value Fund
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Mid Cap Core Equity Fund
   Aim V.I. Core Equity Fund
   AIM V.I. Premier Equity Fund
   AllianceBernstein VPS Global Technology Portfolio
   AllianceBernstein VPS Growth and Income Portfolio
   AllianceBernstein VPS Large Cap Growth Portfolio
   AllianceBernstein VPS Small/Mid Cap Value Portfolio
   AllianceBernstein VPS Value Portfolio
   American Century VP International Fund
   American Century VP Ultra Fund
   American Funds Asset Allocation Fund
   American Funds Bond Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   American Funds International Fund
   Cohen & Steers VIF Realty Fund, Inc.
   Davis Value Portfolio
   Dreyfus VIF Appreciation Portfolio
   Eaton Vance VT Floating-Rate Income Fund
   Federated Capital Appreciation Fund II
   Federated Kaufmann Fund II
   MFS Emerging Growth Series
   OpCap Renaissance Portfolio
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   PIMCO CommodityRealReturn Strategy Portfolio
   PIMCO Real Return Portfolio
   PIMCO Total Return Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Small Cap Value VCT Portfolio
   Roszel/Allianz CCM Capital Appreciation Portfolio
   Roszel/Allianz NFJ  Small Cap Value Portfolio
   Roszel/Delaware Trend Portfolio
   Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
   Roszel/JP Morgan Small Cap Growth Portfolio
   Roszel/Lord Abbett Affiliated Portfolio
   Roszel/Lord Abbett Bond Debenture Portfolio
   Roszel/Lord Abbett Mid Cap Value Portfolio
   Roszel/Marsico Large Cap Growth Portfolio
   Roszel/Seligman Mid Cap Growth Portfolio
   Seligman Smaller-Cap Value Portfolio
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund
   Van Kampen Comstock Portfolio
   Van Kampen Strategic Growth Portfolio
   Wanger U.S. Smaller Companies

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   As of February 15, 2006, Merrill Lynch & Co. signed a definitive agreement under which it would transfer Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. were merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc, respectively.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the Financial Statements have been included. The December 31, 2005 unaudited Statements of Assets and Liabilities and Statements of Operations and Changes in Net Assets were derived from the audited 2005 Financial Statements. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the Financial Statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results could differ from those estimates and could have a material impact on the Financial Statements, and it is possible that such changes could occur in the near term.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
    - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Investment transactions are recorded on the trade date.
    - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
    - Realized gains and losses on the sales of investments are computed on the first in first out basis.
    - All premiums and contract owner withdrawals are applied as described in the prospectus.
    - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
BlackRock Equity Dividend Portfolio                                                 103                    2
BlackRock Global SmallCap Portfolio                                                  62                    4
BlackRock International Index Portfolio                                              14                    2
BlackRock Short-Term Bond Portfolio                                               1,202                1,531
BlackRock Mid Cap Value Opportunities Portfolio                                     125                    6
BlackRock Small Cap Index Portfolio                                                  12                    0
BlackRock Balanced Capital V.I. Fund                                                139                1,306
BlackRock Basic Value V.I. Fund                                                   6,798               15,846
BlackRock Bond V.I. Fund                                                          7,545               14,966
BlackRock Money Market V.I. Fund                                                 15,995               15,898
BlackRock Fundamental Growth V.I. Fund                                            1,184                6,622
BlackRock Global Allocation V.I. Fund                                             6,154                8,984
BlackRock Global Growth V.I. Fund                                                   491                1,128
BlackRock Government Income V.I. Fund                                            14,990                8,394
BlackRock High Income V.I. Fund                                                   1,182                3,404
BlackRock S&P Index 500 V.I. Fund                                                 7,052                8,504
BlackRock International Value V.I. Fund                                           4,801                5,647
BlackRock Large Cap Core V.I. Fund                                                7,555                8,234
BlackRock Large Cap Growth V.I. Fund                                              2,989                2,556
BlackRock Large Cap Value V.I. Fund                                               4,127                3,972
BlackRock Utilities & Telecommunications V.I. Fund                                  149                  389
BlackRock Value Opportunities V.I. Fund                                           5,238                6,859
AIM V.I. Basic Value Fund                                                             4                    0
AIM V.I. Capital Appreciation Fund                                                   27                1,787
AIM V.I. International Growth Fund                                                  585                2,549
AIM V.I. Mid Cap Core Equity Fund                                                   186                   31
Aim V.I. Core Equity Fund                                                        14,081                3,736
AIM V.I. Premier Equity Fund                                                      2,177               14,002
AllianceBernstein VPS Global Technology Portfolio                                   271                  562
AllianceBernstein VPS Growth and Income Portfolio                                 1,551                8,074
AllianceBernstein VPS Large Cap Growth Portfolio                                    706                5,446
AllianceBernstein VPS Small/Mid Cap Value Portfolio                               1,922                  792
AllianceBernstein VPS Value Portfolio                                               214                   33
American Century VP International Fund                                              507                1,178
American Century VP Ultra Fund                                                      496                1,585
American Funds Asset Allocation Fund                                                389                   13
American Funds Bond Fund                                                          2,990                   62
American Funds Growth Fund                                                        4,418                  795
American Funds Growth-Income Fund                                                   959                  142
American Funds International Fund                                                 3,153                  457
Cohen & Steers VIF Realty Fund, Inc.                                                670                  179
Davis Value Portfolio                                                            13,154               13,726
Dreyfus VIF Appreciation Portfolio                                                2,547                1,947
Eaton Vance VT Floating-Rate Income Fund                                          1,809                  486
Federated Capital Appreciation Fund II                                              159                  121
Federated Kaufmann Fund II                                                          524                  483
MFS Emerging Growth Series                                                          668                4,676
OpCap Renaissance Portfolio                                                          11                   95
Oppenheimer Capital Appreciation Fund/VA                                             25                    1
Oppenheimer Main Street Fund/VA                                                      25                    0
Oppenheimer Main Street Small Cap Fund/VA                                           751                  986



(In Thousands)
                                                                            Purchases              Sales
                                                                      -------------------- --------------------
PIMCO Commodity-RealReturn Strategy Portfolio                                   1,027                  136
PIMCO Real Return Portfolio                                                       256                   38
PIMCO Total Return Portfolio                                                   11,602               20,613
Pioneer Emerging Markets VCT Portfolio                                              5                    0
Pioneer Fund VCT Portfolio                                                      3,295                  751
Pioneer High Yield VCT Portfolio                                                   56                   77
Roszel/Allianz CCM Capital Appreciation Portfolio                               3,226                3,041
Roszel/Allianz NFJ Small Cap Value Portfolio                                    2,897                5,294
Roszel/Delaware Trend Portfolio                                                   393                  711
Roszel/JP Morgan Multi-Cap Market Neutral Portfolio                             1,380                   35
Roszel/JP Morgan Small Cap Growth Portfolio                                       726                1,603
Roszel/Lord Abbett Affiliated Portfolio                                         1,952                  780
Roszel/Lord Abbett Bond Debenture Portfolio                                       171                  261
Roszel/Lord Abbett Mid Cap Value Portfolio                                      3,998                4,137
Roszel/Marsico Large Cap Growth Portfolio                                          41                    1
Roszel/Seligman Mid Cap Growth Portfolio                                        1,116                  985
Seligman Smaller-Cap Value Portfolio                                              243                  709
Templeton Foreign Securities Fund                                                 396                   32
Templeton Growth Securities Fund                                                  208                  727
Van Kampen Comstock Portfolio                                                   8,703                9,443
Van Kampen Strategic Growth Portfolio                                              18                  105
Wanger U.S. Smaller Companies                                                   1,526                   90
                                                                    -------------------- --------------------
                                                                    $         186,121    $          227,767
                                                                    ==================== ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratio's and returns are provided as well:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.  Charges  made directly to  contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The total return amounts  include changes in the value of the underlying  mutual fund, which  includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units.
Investment  divisions  with a date notation indicate  the effective date  of that  investment  division in the  separate account .  The total return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period.  As the total retun is presented as a range of  minimum  and  maximum values  based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Equity Dividend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  8 $    13.19 $      13.30  $        107      2.54 %      1.25%    1.65 %     17.48 %    17.95 %

BlackRock Global SmallCap Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 13 $    13.23 $      13.33  $        182      0.48 %      1.25%    1.65 %     16.00 %    16.46 %
       31-Dec-2005                  9      11.40        11.44           105      3.06        1.25     1.65       15.57      15.85

BlackRock International Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  2 $    14.01 $      14.12  $         28      4.83 %      1.25%    1.65 %     23.89 %    24.38 %
       31-Dec-2005                  1      11.31        11.35            19      6.26        1.25     1.65       15.68      15.97

BlackRock Short-Term Bond Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value         Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 16 $    10.27 $      10.35  $        174      3.96 %      1.25%    1.65 %      3.02 %     3.43 %
       31-Dec-2005                 51       9.96        10.00           501      3.47        1.25     1.65       -0.09       0.16


BlackRock Mid Cap Value Opportunities Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value         Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 10 $    12.43 $      12.53  $        118      0.42 %      1.25%    1.65 %     11.42 %    11.86 %

BlackRock Small Cap Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  1 $    12.05 $      12.14  $         12      3.76 %      1.25%    1.65 %     15.64 %    16.10 %
                                                                                                  ]
BlackRock Balanced Capital V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                291 $    22.76 $      22.76  $      6,550      2.09 %      1.35%    1.35 %     13.54 %    13.54 %
       31-Dec-2005                345      20.03        20.03         6,918      1.82        1.35     1.35        2.69       2.69
       31-Dec-2004                390      19.50        19.50         7,601      1.89        1.35     1.35        7.16       7.16
       31-Dec-2003                463      18.19        18.19         8,411      2.23        1.35     1.35       19.86      19.86
       31-Dec-2002                532      15.16        15.16         8,066      2.57        1.35     1.35      -14.88     -14.88

BlackRock Basic Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

       31-Dec-2006              1,587 $    13.18 $      40.55  $     56,075      1.52 %      1.25%    1.65 %     19.82 %    20.29 %
       31-Dec-2005              2,039      10.99        33.73        60,569      1.21        1.25     1.65        1.21       1.61
       31-Dec-2004              2,905      13.01        33.21        80,946      1.08        1.35     1.59        9.31       9.52
       31-Dec-2003              3,040      11.90        30.31        80,897      1.18        1.35     1.59       31.13      31.38
       31-Dec-2002              3,157       9.08        23.06        65,038      1.02        1.35     1.59      -19.07     -18.91

BlackRock Bond V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value         Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,611 $    10.38 $      20.09  $     34,541      4.63 %      1.25%    1.65 %      2.65 %     3.06 %
       31-Dec-2005              2,468      10.11        19.50        42,375      4.94        1.25     1.65        0.30       0.70
       31-Dec-2004              3,064      11.14        19.38        52,795      3.64        1.35     1.59        2.86       3.06
       31-Dec-2003              3,423      10.83        18.79        58,273      3.78        1.35     1.59        3.11       3.30
       31-Dec-2002              2,910      10.50        18.18        52,672      4.74        1.35     1.59        7.84       8.05



BlackRock Money Market V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,565 $    10.26 $      14.24  $     21,013      4.45 %      1.25%    1.65 %      2.78 %     3.19 %
       31-Dec-2005              1,586       9.97        13.80        20,907      2.61        1.25     1.65        0.97       1.37
       31-Dec-2004              1,876       9.86        13.62        24,663      0.89        1.35     1.59       -0.67      -0.48
       31-Dec-2003              2,826       9.92        13.68        36,355      0.73        1.35     1.59       -0.86      -0.67
       31-Dec-2002              3,570      10.01        13.77        45,908      1.47        1.35     1.59       -0.12       0.07

BlackRock Fundamental Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value         Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                922 $     7.59 $      11.86  $      8,629      0.42 %      1.25%    1.65 %      2.78 %     3.19 %
       31-Dec-2005              1,562       7.38        11.48        13,625      0.54        1.25     1.65        5.69       6.11
       31-Dec-2004              1,890       6.98         9.99        15,515      0.78        1.35     1.59        5.11       5.31
       31-Dec-2003              1,900       6.64         9.50        14,699      0.11        1.35     1.59       25.97      26.20
       31-Dec-2002              3,039       5.27         7.54        17,793      0.11        1.35     1.59      -28.66     -28.52

BlackRock Global Allocation V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,815 $    13.58 $      27.84  $     48,901      2.60 %      1.25%    1.65 %     14.57 %    15.03 %
       31-Dec-2005              1,965      11.85        24.22        47,424      2.45        1.25     1.65        8.66       9.09
       31-Dec-2004              1,963      22.21        22.21        43,593      3.16        1.35     1.35       12.79      12.79
       31-Dec-2003              1,842      19.68        19.68        36,243      3.36        1.35     1.35       32.82      32.82
       31-Dec-2002              1,722      14.81        14.81        25,503      3.32        1.35     1.35       -9.42      -9.42



BlackRock Global Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                243 $    13.65 $      13.65  $      3,295      0.89 %      1.35%    1.35 %     20.32 %    20.32 %
       31-Dec-2005                290      11.34        11.34         3,289      0.87        1.35     1.35       13.47      13.47
       31-Dec-2004                634       9.99         9.99         6,333      1.59        1.35     1.35       13.62      13.62
       31-Dec-2003                670       8.79         8.79         5,887      1.08        1.35     1.35       31.70      31.70
       31-Dec-2002                726       6.67         6.67         4,840      0.11        1.35     1.35      -28.74     -28.74

BlackRock Government Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              2,259 $    10.43 $      17.60  $     31,432      4.53 %      1.25%    1.65 %      2.18 %     2.58 %
       31-Dec-2005              1,535      10.20        17.16        24,944      4.65        1.25     1.65        1.52       1.92
       31-Dec-2004              1,760      11.00        16.85        27,811      2.87        1.35     1.59        2.48       2.68
       31-Dec-2003              2,114      10.73        16.40        32,658      3.62        1.35     1.59        0.46       0.65
       31-Dec-2002              3,289      10.67        16.29        47,681      5.86        1.35     1.59        8.05       8.25

BlackRock High Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                579 $    11.19 $      23.34  $     13,326      7.47 %      1.25%    1.65 %      7.64 %     8.07 %
       31-Dec-2005                713      10.39        21.61        15,339      8.82        1.25     1.65       -0.16       0.24
       31-Dec-2004                936      21.57        21.57        20,198      7.76        1.35     1.35       10.26      10.26
       31-Dec-2003              1,141      19.55        19.55        22,312      8.67        1.35     1.35       26.33      26.33
       31-Dec-2002              1,193      15.47        15.47        18,451     10.35        1.35     1.35       -2.83      -2.83




BlackRock S&P Index 500 V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,517 $     9.21 $      19.13  $     28,716      1.57 %      1.25%    1.65 %     13.56 %    14.01 %
       31-Dec-2005              1,758       8.10        16.79        26,972      1.69        1.25     1.65        2.67       3.08
       31-Dec-2004              2,137       7.88        16.30        31,637      1.56        1.35     1.59        8.76       8.97
       31-Dec-2003              3,018       7.25        14.95        37,019      1.46        1.35     1.59       26.12      26.36
       31-Dec-2002              2,261       5.75        11.82        24,666      1.22        1.35     1.59      -23.63     -23.48

BlackRock International Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,313 $    15.96 $      21.30  $     26,373      3.29 %      1.25%    1.65 %     25.76 %    26.26 %
       31-Dec-2005              1,496      12.68        16.91        24,041      2.70        1.25     1.65        9.80      10.24
       31-Dec-2004              1,820      13.14        14.71        26,604      2.42        1.35     1.59       20.60      20.83
       31-Dec-2003              1,951      10.90        12.75        23,534      3.47        1.35     1.59       40.00      40.26
       31-Dec-2002              1,962       7.78         9.10        16,913      3.69        1.35     1.59      -12.94     -12.77

BlackRock Large Cap Core V.I. Fund
--------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,227 $    14.12 $      36.35  $     43,237      0.92 %      1.25%    1.65 %     12.82 %    13.27 %
       31-Dec-2005              1,355      12.51        32.10        43,206      0.62        1.25     1.65       11.29      11.74
       31-Dec-2004              1,550      28.75        28.75        44,556      0.83        1.35     1.35       15.16      15.16
       31-Dec-2003              1,726      24.95        24.95        43,054      0.41        1.35     1.35       29.70      29.70
       31-Dec-2002              1,768      19.23        19.23        33,988      0.76        1.35     1.35      -18.14     -18.14



BlackRock Large Cap Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,131 $    10.91 $      12.97  $     12,250      0.32 %      1.25%    1.65 %      5.41 %     5.83 %
       31-Dec-2005              1,081      10.31        12.25        11,173      0.19        1.25     1.65        8.78       9.22
       31-Dec-2004              1,085       9.45         9.45        10,247      0.29        1.35     1.35        6.30       6.30
       31-Dec-2003                425       8.88         8.88         3,779      0.00        1.35     1.35       32.15      32.15
       31-Dec-2002                337       6.72         6.72         2,262      0.00        1.35     1.35      -24.46     -24.46

BlackRock Large Cap Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                582 $    14.67 $      17.64  $     10,054      0.80 %      1.25%    1.65 %     14.06 %    14.52 %
       31-Dec-2005                624      12.85        15.41         9,416      0.59        1.25     1.65       15.42      15.88
       31-Dec-2004                531      13.31        13.31         7,066      0.87        1.35     1.35       18.71      18.71
       31-Dec-2003                512      11.20        11.20         5,734      0.50        1.35     1.35       32.12      32.12
       31-Dec-2002                492       8.48         8.48         4,174      0.93        1.35     1.35      -13.83     -13.83


BlackRock Utilities & Telecommunications V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 97 $    29.54 $      29.54  $      2,861      2.88 %      1.35%    1.35 %     23.50 %    23.50 %
       31-Dec-2005                110      23.91        23.91         2,641      2.41        1.35     1.35       12.55      12.55
       31-Dec-2004                131      21.23        21.23         2,787      2.54        1.35     1.35       23.97      23.97
       31-Dec-2003                165      17.12        17.12         2,823      3.00        1.35     1.35       18.52      18.52
       31-Dec-2002                199      14.44        14.44         2,878      3.41        1.35     1.35      -19.90     -19.90



BlackRock Value Opportunities V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                674 $    13.32 $      43.26  $     27,942      0.19 %      1.25%    1.65 %     10.92 %    11.36 %
       31-Dec-2005                814      12.01        38.86        30,842      0.31        1.25     1.65 %      8.53       8.96
       31-Dec-2004              1,073      13.64        35.68        37,707      0.00        1.35     1.59       13.16      13.38
       31-Dec-2003              1,258      12.06        31.46        39,297      0.38        1.35     1.59       40.66      40.93
       31-Dec-2002              1,385       8.57        22.31        30,516      0.00        1.35     1.59      -24.96     -24.82

Developing Capital Markets V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006         Division was not available
       31-Dec-2005         Division was not available
       31-Dec-2004         Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                259       6.54         6.54         1,693      0.39        1.35     1.35      -11.49     -11.49

Focus Twenty V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006         Division was not available
       31-Dec-2005         Division was not available
       31-Dec-2004         Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                246       1.37         1.37           337      0.00        1.35     1.35      -39.81     -39.81

AIM V.I. Basic Value Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  0 $    12.80 $      12.92  $          4      0.72 %      1.25%    1.65 %     11.30 %    11.75 %
       31-Dec-2005                  0 $    11.50 $      11.56  $          0      0.00 %      1.25%    1.65 %      6.60 %     6.86 %



AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value `        Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                551 $    14.17 $      14.17  $      7,735      0.05 %      1.35%    1.35 %      4.83 %     4.83 %
       31-Dec-2005                666 $    13.51 $      13.51  $      8,993      0.06 %      1.35%    1.35 %      7.33 %     7.33 %
       31-Dec-2004                782      12.58        12.58         9,839      0.00        1.35     1.35        5.14       5.14
       31-Dec-2003                600      11.96        11.96         7,176      0.00        1.35     1.35       27.72      27.72
       31-Dec-2002                717       9.36         9.36         6,716      0.00        1.35     1.35      -25.41     -25.41

AIM V.I. International Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                114 $    10.76 $      19.26  $      1,407      0.61 %      1.55%    1.59 %     26.22 %    26.27 %
       31-Dec-2005                282       8.53        15.26         2,864      0.69        1.55     1.59       16.07      16.12
       31-Dec-2004                 89       7.35        13.14           747      0.66        1.55     1.59       22.04      22.09
       31-Dec-2003                108       6.02        10.76           718      0.53        1.55     1.59       27.03      27.08
       31-Dec-2002                113       4.74         8.47           560      0.30        1.55     1.59      -17.01     -16.97

AIM V.I. Mid Cap Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 11 $    12.48 $      12.59  $        148      1.33 %      1.25%    1.65 %      9.37 %     9.81 %

Aim V.I. Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                922 $    11.07 $      11.09  $     11,116      0.76 %      1.35%    1.59 %     14.87 %    15.08 %




AIM V.I. Premier Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                      Division was not available
       31-Dec-2005                841 $     6.12 $      14.06  $     11,327      0.76 %      1.35%    1.59 %      3.99 %     4.19 %
       31-Dec-2004              1,123       5.89        13.49        14,535      0.42        1.35     1.59        4.10       4.30
       31-Dec-2003              1,438       5.66        12.93        17,886      0.29        1.35     1.59       23.11      23.34
       31-Dec-2002              1,665       4.59        10.48        16,890      0.29        1.35     1.59      -31.36     -31.23

AllianceBernstein VPS Global Technology Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                167 $     7.56 $       7.56  $      1,229      0.00 %      1.35%    1.35 %      7.13 %     7.13 %
       31-Dec-2005                208       7.05         7.05         1,466      0.00        1.35     1.35        2.42       2.42
       31-Dec-2004                157       6.88         6.88         1,081      0.00        1.35     1.35        3.99       3.99
       31-Dec-2003                169       6.61         6.61         1,115      0.00        1.35     1.35       42.08      42.08
       31-Dec-2002                 53       4.65         4.65           248      0.00        1.35     1.35      -42.52     -42.52

AllianceBernstein VPS Growth and Income Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                143 $    13.90 $      13.94  $      1,832      0.74 %      1.55%    1.59 %     15.44 %    15.49 %
       31-Dec-2005                653      12.04        12.07         7,877      1.58        1.55     1.59        3.22       3.26
       31-Dec-2004                306      11.66        11.70         3,572      1.02        1.55     1.59        9.70       9.74
       31-Dec-2003                356      10.62        10.66         3,787      1.01        1.55     1.59       30.42      30.47
       31-Dec-2002                461       8.14         8.18         3,763      0.54        1.55     1.59      -23.28     -23.25



AllianceBernstein VPS Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,351 $     6.20 $      16.89  $     18,878      0.00 %      1.35%    1.59 %     -2.01 %    -1.83 %
       31-Dec-2005              1,654       6.33        17.20        23,852      0.00        1.35     1.59       13.34      13.55
       31-Dec-2004              1,708       5.58        15.14        23,651      0.00        1.35     1.59        6.90       7.11
       31-Dec-2003              2,705       5.22        14.13        35,822      0.00        1.35     1.59       21.72      21.95
       31-Dec-2002              3,016       4.29        11.58        32,795      0.00        1.35     1.59      -31.74     -31.61

AllianceBernstein VPS Small/Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                168 $    13.16 $      13.28  $      2,270      0.42 %      1.25%    1.65 %     12.50 %    12.95 %
       31-Dec-2005                 87      11.69        11.75         1,018      0.00        1.25     1.65        8.56       8.82

AllianceBernstein VPS Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 13 $    13.54 $      13.66  $        195      1.21 %      1.25%    1.65 %     19.28 %    19.76 %

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                              Division was not available
       31-Dec-2005                                                              Division was not available
       31-Dec-2004                                                              Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                519       5.31         5.31         2,757      0.00        1.35     1.35      -32.72     -32.72

American Century VP International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                441 $    12.22 $      12.22  $      5,269      1.64 %      1.35%    1.35 %     23.29 %    23.29 %
       31-Dec-2005                494       9.91         9.91         4,889      1.29        1.35     1.35       11.68      11.68
       31-Dec-2004                637       8.87         8.87         5,649      0.46        1.35     1.35       13.32      13.32
       31-Dec-2003                506       7.82         7.82         3,953      0.75        1.35     1.35       22.78      22.78
       31-Dec-2002                546       6.37         6.37         3,473      0.72        1.35     1.35      -21.48     -21.48



American Century VP Ultra Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                136 $    10.20 $      10.58  $      1,430      0.00 %      1.25%    1.65 %     -4.90 %    -4.52 %
       31-Dec-2005                239      10.71        11.07         2,565      0.00        1.25     1.65        0.45       0.85
       31-Dec-2004                 18      10.65        10.67           192      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 42 $    12.65 $      12.77  $        534      3.36 %      1.40%    1.80 %     12.56 %    13.01 %
       31-Dec-2005                 12      11.23        11.29           129      5.88        1.40     1.80        8.38       8.65

American Funds Bond Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                318 $    10.65 $      10.75  $      3,629      3.22 %      1.40%    1.80 %      5.03 %     5.45 %
       31-Dec-2005                 60      10.14        10.19           618      0.14        1.40     1.80        1.48       1.73

American Funds Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                460 $    13.61 $      13.73  $      6,472      0.99 %      1.40%    1.80 %      8.20 %     8.64 %
       31-Dec-2005                195      12.57        12.63         2,467      1.75        1.40     1.80       15.15      15.43


American Funds Growth-Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 97 $    12.67 $      12.78  $      1,232      1.82 %      1.40%    1.80 %     13.10 %    13.55 %
       31-Dec-2005                 29      11.20        11.25           320      4.50        1.40     1.80        6.21       6.47

American Funds International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                286 $    15.64 $      15.78  $      4,619      2.14 %      1.40%    1.80 %     16.80 %    17.27 %
       31-Dec-2005                109      13.39        13.45         1,470      4.76        1.40     1.80       22.12      22.42



Cohen & Steers VIF Realty Fund, Inc.
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 71 $    15.73 $      15.85  $      1,134      2.39 %      1.15%    1.55 %     33.73 %    34.26 %
       31-Dec-2005                 36      11.76        11.80           438      4.29        1.15     1.55       10.06      10.33

Davis Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              2,086 $    12.14 $      15.29  $     22,563      0.88 %      1.25%    1.65 %     13.07 %    13.52 %
       31-Dec-2005              1,709      10.73        13.50        19,873      0.62        1.25     1.65        7.60       8.03
       31-Dec-2004              2,605       9.96        12.53        27,922      1.01        1.35     1.59       10.55      10.77
       31-Dec-2003              1,545       9.01        11.33        14,854      0.81        1.35     1.59       27.71      27.95
       31-Dec-2002              1,098       7.05         8.87         8,199      0.76        1.35     1.59      -17.58     -17.43

Delaware VIP Trend Series
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                      Division was not available
       31-Dec-2005                                                      Division was not available
       31-Dec-2004                                                      Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                 96       5.33         9.26           631      0.00        1.55     1.59      -21.20     -21.17



Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                163 $    12.50 $      12.62  $      2,120      2.90 %      1.15%    1.55 %     14.37 %    14.83 %
       31-Dec-2005                128 $    10.93 $      10.98  $      1,400      0.00 %      1.15%    1.55 %      1.59 %     1.84 %

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                176 $    10.68 $      10.77  $      2,041      5.75 %      1.15%    1.55 %      3.84 %     4.26 %
       31-Dec-2005                 70 $    10.27 $      10.33  $        723      4.59 %      1.15%    1.55 %      1.85 %     2.10 %


Federated Capital Appreciation Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 19 $    12.21 $      12.53  $        231      0.73 %      1.25%    1.65 %     14.26 %    14.72 %
       31-Dec-2005                 15 $    10.68 $      10.91  $        166      0.51 %      1.25%    1.65 %      0.20 %     0.60 %
       31-Dec-2004                  4      10.64        10.66            48      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 89 $    13.77 $      14.23  $      1,197      0.37 %      1.25 %   1.65 %     12.94 %    13.40 %
       31-Dec-2005                 83      12.18        12.55         1,012      0.00        1.25     1.65        9.37       9.81
       31-Dec-2004                 43      11.12        11.14           477      0.00        1.35     1.59       11.20      11.32

MFS Emerging Growth Series
----------------------------------------
                                                                            Investment       Expense               Total
                                             Unit Value         Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                692 $     5.33 $      15.24  $      7,691      0.00 %      1.35%    1.59 %      6.20 %     6.40 %
       31-Dec-2005                871 $     5.02 $      14.32  $     10,965      0.00 %      1.35%    1.59 %      7.47 %     7.68 %
       31-Dec-2004              1,035       4.67        13.29        12,099      0.00        1.35     1.59       11.17      11.39
       31-Dec-2003              1,242       4.20        11.93        13,007      0.00        1.35     1.59       28.18      28.42
       31-Dec-2002              1,393       3.28         9.28        11,503      0.00        1.35     1.59      -34.81     -34.68



MFS Research Series
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                      Division was not available
       31-Dec-2005                                                      Division was not available
       31-Dec-2004                                                      Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              1,131       9.67         9.67        10,946      0.28        1.35     1.35      -25.59     -25.59



MFS Investors Trust Series
----------------------------------------
                                                                         Investment       Expense               Total
                                             Unit Value      Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                      Division was not available
       31-Dec-2005                                                      Division was not available
       31-Dec-2004                                                      Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                164       6.20         8.14         1,071      0.53        1.55     1.59      -22.21     -22.18

OpCap Renaissance Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 37 $    11.70 $      11.82  $        436      0.25 %      1.25%    1.65 %      9.50 %     9.94 %
       31-Dec-2005                 44      10.68        10.74           473      0.00        1.25     1.65       -6.13      -5.76
       31-Dec-2004                 46      11.36        11.38           534      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  6 $    11.83 $      11.94  $         72      0.19 %      1.15%    1.55 %      5.98 %     6.40 %
       31-Dec-2005                  4      11.16        11.22            44      0.00        1.15     1.55        5.11       5.37

Oppenheimer Main Street Fund/VA
----------------------------------------
                                                                            Investment       Expense               Total
                                             Unit Value         Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  2 $    12.74 $      12.86  $         27      0.00 %      1.15%    1.55 %     12.94 %    13.39 %



Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                             Investment      Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  6 $    13.90 $      14.03  $         88      0.02 %      1.15%    1.55 %     12.84 %    13.29 %
       31-Dec-2005                 25      12.32 $      12.38           321      0.00        1.15     1.55       13.13      13.41

PIMCO Commodity-RealReturn Strategy Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                117 $    10.85 $      10.94  $      1,358      5.16 %      1.25%    1.65 %     -4.73 %    -4.35 %
       31-Dec-2005                 47      11.38        11.44           549      5.77        1.25     1.65       13.48      13.76

PIMCO Real Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 43 $    10.18 $      10.27  $        461      4.31 %      1.25%    1.65 %     -0.98 %    -0.58 %
       31-Dec-2005                 25      10.27        10.32           268      3.86        1.25     1.65       -0.64      -0.39

PIMCO Total Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              2,649 $    10.39 $      13.50  $     29,500      4.41 %      1.25%    1.65 %      2.11 %     2.51 %
       31-Dec-2005              3,282      10.17        13.21        38,856      3.36        1.25     1.65        0.73       1.13
       31-Dec-2004              3,165      11.27        13.10        37,959      1.89        1.35     1.59        3.23       3.43
       31-Dec-2003              2,924      10.89        12.69        34,163      2.80        1.35     1.59        3.39       3.58
       31-Dec-2002              1,646      10.51        12.27        18,618      4.06        1.35     1.59        7.37       7.57

Pioneer Emerging Markets VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  0 $    11.94 $      11.98  $        6        0.00 %      1.15%    1.55 %      8.08 %     8.37 %

Pioneer Fund VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                286 $    12.99 $      13.11  $      3,894      1.18 %      1.15%    1.55 %     14.51 %    14.97 %
       31-Dec-2005                 85      11.34        11.39           980      1.73        1.15     1.55        6.12       6.38



Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  2 $    10.96 $      11.06  $         26      5.25 %      1.20%    1.60 %      6.50 %     6.93 %
       31-Dec-2005                  5      10.29        10.34            47      6.14        1.20     1.60        5.07       5.33

Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  0 $    13.75 $      13.88  $          5      0.00 %      1.20%    1.60 %     12.28 %    12.73 %
       31-Dec-2005                  0      12.24        12.30             4      0.00        1.20     1.60       14.88      15.16

Roszel/Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                797 $    12.55 $      14.79  $     11,634      0.22 %      1.25%    1.65 %      4.67 %     5.09 %
       31-Dec-2005                875      11.99        14.09        12,322      0.46        1.25     1.65        7.59       8.02
       31-Dec-2004              1,022      12.99        13.05        13,329      0.00        1.35     1.59       11.01      11.22
       31-Dec-2003              1,043      11.71        11.72        12,232      0.00        1.35     1.59       17.05      17.18

Roszel/Allianz NFJ Small Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                502 $    14.58 $      19.69  $      9,270      1.41 %      1.25%    1.65 %     19.78 %    20.25 %
       31-Dec-2005                678      12.16        16.38        11,061      1.28        1.25     1.65        9.90      10.34
       31-Dec-2004                715      14.76        14.85        10,579      0.00        1.35     1.59       20.89      21.12
       31-Dec-2003                491      12.21        12.26         6,002      1.55        1.35     1.59       31.09      31.34
       31-Dec-2002                661       9.32         9.33         6,153      2.37        1.35     1.59       -6.84      -6.78

Roszel/Delaware Trend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                135 $    12.06 $      14.83  $      1,948      0.00 %      1.25%    1.65 %      5.81 %     6.24 %
       31-Dec-2005                171      11.39        13.96         2,376      0.00        1.25     1.65        2.98       3.39
       31-Dec-2004                373      13.46        13.51         5,043      0.00        1.35     1.59        9.78       9.99
       31-Dec-2003                331      12.26        12.28         4,064      0.00        1.35     1.59       22.59      22.73



Roszel/JPMorgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
     31-Dec-2006                126 $    10.14 $      10.16  $     1,373        0.00 %      1.25%    1.65 %      1.41 %     1.61 %

Roszel/JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                381 $    13.11 $      14.71  $      5,476      0.00 %      1.25%    1.65 %     13.72 %    14.18 %
       31-Dec-2005                462      11.52        12.89         5,953      0.00        1.25     1.65        4.62       5.04
       31-Dec-2004                497      12.20        12.29         6,102      0.00        1.35     1.59        7.29       7.49
       31-Dec-2003                493      11.38        11.42         5,632      0.00        1.35     1.59       34.90      35.16
       31-Dec-2002                412       8.43         8.44         3,483      0.00        1.35     1.59      -15.68     -15.62

Roszel/Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                336 $    12.94 $      15.55  $      4,915      0.81 %      1.25%    1.65 %     15.52 %    15.98 %
       31-Dec-2005                248      11.20        13.41         3,331      0.67        1.25     1.65        1.45       1.85
       31-Dec-2004                239      13.12        13.17         3,141      0.31        1.35     1.59        9.51       9.72
       31-Dec-2003                362      11.98        12.00         4,344      0.00        1.35     1.59       19.82      19.95

Roszel/Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 62 $    11.27 $      13.93  $        858      5.69 %      1.25%    1.65 %      7.33 %     7.76 %
       31-Dec-2005                 72      10.49        12.96           938      5.43        1.25     1.65        0.51       0.91
       31-Dec-2004                101      12.86        12.87         1,300      4.98        1.55     1.59        6.43       6.47
       31-Dec-2003                108      12.08        12.09         1,308      5.82        1.55     1.59       15.17      15.22
       31-Dec-2002                 16      10.49        10.49           173      0.00        1.55     1.59        4.90       4.92

Roszel/Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                780 $    13.27 $      15.94  $     11,392      0.47 %      1.25%    1.65 %     10.24 %    10.68 %
       31-Dec-2005                828      12.03        14.41        11,887      0.41        1.25     1.65        6.41       6.84
       31-Dec-2004                883      13.41        13.49        11,906      0.56        1.35     1.59       21.92      22.16
       31-Dec-2003              1,008      11.00        11.04        11,118      0.29        1.35     1.59       22.78      23.01
       31-Dec-2002                953       8.96         8.97         8,547      0.00        1.35     1.59      -10.42     -10.35



Roszel/Marsico Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2006                  4 $    10.14 $      10.18  $       42        0.00 %      1.25%    1.65 %      0.88 %     1.14 %

Roszel/Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                279 $    12.53 $      14.79  $      4,124      0.00 %      1.25%    1.65 %      3.85 %     4.27 %
       31-Dec-2005                303      12.06        14.19         4,306      0.00        1.25     1.65       10.07      10.51
       31-Dec-2004                268      12.77        12.85         3,447      0.00        1.35     1.59        6.86       7.06
       31-Dec-2003                151      11.95        11.99         1,807      0.00        1.35     1.59       31.23      31.48
       31-Dec-2002                 88       9.11         9.12           797      0.00        1.35     1.59       -8.93      -8.87


Roszel/Marsico Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  4 $    10.14 $      10.18  $       42        0.00 %      1.25%    1.65 %      0.88 %     1.14 %

Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 65 $    19.65 $      24.15  $      1,381      0.00 %      1.55%    1.59 %     19.34 %    19.39 %
       31-Dec-2005                 88      16.46        20.24         1,662      0.52        1.55     1.59       -5.49      -5.45
       31-Dec-2004                118      17.40        21.41         2,377      0.00        1.55     1.59       18.06      18.10
       31-Dec-2003                136      14.74        18.14         2,321      0.00        1.55     1.59       47.58      47.64
       31-Dec-2002                205       9.98        12.29         2,425      0.00        1.55     1.59      -16.71     -16.67

Templeton Foreign Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 42 $    14.68 $      14.81  $        638      1.28 %      1.15%    1.55 %     19.52 %    20.00 %
       31-Dec-2005                 15      12.28        12.34           189      0.00        1.15     1.55       11.40      11.67

Templeton Growth Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                  7 $    14.25 $      14.38  $         99      0.45 %      1.15%    1.55 %     19.88 %    20.36 %
       31-Dec-2005                 49      11.88        11.94           573      0.00        1.15     1.55        8.88       9.15



Van Kampen Comstock Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                668 $    12.79 $      13.34  $      8,637      1.31 %      1.25%    1.65 %     14.33 %    14.78 %
       31-Dec-2005                751      11.19        11.63         8,685      0.73        1.25     1.65        2.62       3.03
       31-Dec-2004                251      11.27        11.29         2,829      0.00        1.35     1.59       12.75      12.87

Van Kampen Strategic Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 57 $     4.92 $      10.08  $        285      0.00 %      1.55%    1.59 %      1.24 %     1.28 %
       31-Dec-2005                 74       4.86         9.95           366      0.27        1.55     1.59        6.23       6.28
       31-Dec-2004                 88       4.58         9.36           412      0.00        1.55     1.59        5.34       5.38
       31-Dec-2003                103       4.35         8.88           461      0.00        1.55     1.59       25.34      25.39
       31-Dec-2002                137       3.47         7.09           480      0.24        1.55     1.59      -33.55     -33.53

Wanger U.S. Smaller Companies
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                152 $    13.25 $      13.36  $      2,116      0.14 %      1.25%    1.65 %      6.06 %     6.48 %
       31-Dec-2005                 47      12.48        12.54           593      0.00        1.25     1.65       12.04      12.32


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance  charges are assessed through a reduction in unit value or redemption of units.

                                                 Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and Expense            Daily - reduction of unit values        1/365 of 1.25% per day
             Risk Charge

             Administration charge            Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at the end  of  each contract  year and
                                                                                      upon a full  withdrawal only if the greater
                                                                                      of   contract  value  or    premiums   less
                                                                                      withdrawals is less than $50,000.

             Guaranteed Minimum Income        Quarterly - redemption of units         0.40% of the contract  value at  the end of
             Benefit  ("GMIB")                                                        each calendar  quarter  based  on the  GMIB
                                                                                      benefit base as of the last business day of
                                                                                      each month within  the calendar quarter and
                                                                                      a  pro  rata   amount  of  this  fee   upon
                                                                                      termination of the rider.

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of the average contract  value at the
                                                                                      end  of each of  the  prior  four  contract
                                                                                      quarters  and a  pro  rata  amount of  this
                                                                                      charge upon surrender,annuitization, death,
                                                                                      or termination of the rider.

             Contingent Deferred Sales Charge Per incident - redemption of units      7% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer Fee                     Per incident - redemption of units      $25 for each transfer after the twelfth
                                                                                      transfer in a contract year.

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  -------------------------------------------
  Asset-Based Insurance Charges:
             Mortality Expense                Daily - reduction of unit values        1/365 of 1.59% per day
             Risk Charge

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at  the end of each  contract year and
                                                                                      upon a full withdrawal only if the greater
                                                                                      of   contract   value,   or  premiums less
                                                                                      withdrawals, is less than $25,000.

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of the average contract value at the
                                                                                      end  of each of the  prior  four  contract
                                                                                      quarters and a pro  rata  amount  of  this
                                                                                      charge upon surrender, annuitization,death,
                                                                                      or termination of the rider.

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                      transfer in a contract year.

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  -------------------------------------------

  Asset-Based Insurance Charges:
             Mortality Expense                Daily - reduction of unit values        1/365 of 1.55% per day
             Risk Charge

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at  the  end of each contract year and
                                                                                      upon a full withdrawal only if the greater
                                                                                      of  contract   value, or   premiums   less
                                                                                      withdrawals, is less than $25,000.

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of the average contract value at the
                                                                                      end  of each of the  prior  four  contract
                                                                                      quarters  and  a  pro rata  amount of this
                                                                                      charge upon surrender,annuitization,death,
                                                                                      or termination of the rider.

             Contingent Deferred Sales Charge Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                      transfer in a contract year.

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                         Investor Choice Investor Series

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  -------------------------------------------
  Asset Based  Charges
    Investor Choice IRA Series - B Class      Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%,or
                                                                                      1.40% depending on the sub account
    Investor Choice IRA Series - C Class      Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%,or
                                                                                      1.75% depending on the sub account
    Investor Choice IRA Series - L Class      Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%,or
                                                                                      1.60% depending on the sub account
    Investor Choice IRA Series - XC Class     Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%,or
                                                                                      1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at the end of each contract  year and
                                                                                      upon full withdrawal only if the greaterof
                                                                                      contract value,or premium less withdrawals
                                                                                      is less than $50,000.Charge applies to all
                                                                                      product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50% of  the contract value at the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter based  on the GMIB
                                                                                      benefit base as of the last  business  day
                                                                                      of each month within  the calendar quarter.
                                                                                      A   pro  rata   amount  of  this  fee upon
                                                                                      termination

             Guaranteed Minimum Withdrawal    Quarterly - redemption of units         0.75% of the contract value at  the end of
             Benefit  ("GMWB")                                                        each  calendar quarter based  on  the GMWB
                                                                                      benefit base as of the  last  business day
                                                                                      of each month within the calendar quarter.
                                                                                      A   pro   rata   amount  of this  fee upon
                                                                                      termination  of the rider. Charge  applies
                                                                                      to all product classes.

             Guaranteed  Minimum Death        Quarterly - redemption of units         0.15% of the GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                monthaversary. Charges  are deducted  each
                - Return of Premium                                                   calendar quarter.Pro rate amounts are also

                                                                                      deducted  upon  termination of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25% of the GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges are deducted  each
                                                                                      calendar  quarter.  Pro  rate  amounts are
                                                                                      also  deducted  upon  termination  of  the
                                                                                      rider.  Charge  applies  to  all   product
                                                                                      classes.

              Contingent  Deferred Sales      Per incident - redemption of units                               Class
              Charge                          based on percentage of premium                          B      L      C      XC
                                              withdrawn.                              0 years         7%     6%     2%     8%
                                                                                      1 year          6%     5%     0%     8%
                                                                                      2 years         5%     4%     0%     7%
                                                                                      3 years         4%     3%     0%     7%
                                                                                      4 years         3%     0%     0%     6%
                                                                                      5 years         2%     0%     0%     6%
                                                                                      6 years         1%     0%     0%     5%
                                                                                      7 years         0%     0%     0%     4%
                                                                                      8 years         0%     0%     0%     3%
                                                                                      9 years         0%     0%     0%     0%

             Transfer fee                     Per incident - redemption of units      $25 for each transfer  after  the twelfth
                                                                                      transfer  in  a    contract  year. Charge
                                                                                      applies to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager
                                                                                      Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:



                                         BlackRock          BlackRock          BlackRock          BlackRock          BlackRock
                                           Equity             Global         International        Short-Term       Mid Cap Value
                                          Dividend           SmallCap            Index               Bond          Opportunities
                                         Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0                  0                  0
Activity during 2005:
     Issued                                          0                  9                  1                 51                  0
     Redeemed                                        0                  0                  0                  0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                  9                  1                 51                  0
Activity during 2006:
     Issued                                          8                  4                  1                115                 10
     Redeemed                                        0                  0                  0               (150)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     8                 13                  2                 16                 10
                                     ================== ================== ================== ================== ==================



                                         BlackRock          BlackRock          BlackRock                             BlackRock
                                         Small Cap           Balanced            Basic            BlackRock            Money
                                           Index           Capital V.I.        Value V.I.         Bond V.I.          Market V.I.
                                         Portfolio             Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                390              2,905              3,064              1,876
Activity during 2005:
     Issued                                          0                  0                 49                853              1,154
     Redeemed                                        0                (45)              (915)            (1,449)            (1,444)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                345              2,039              2,468              1,586
Activity during 2006:
     Issued                                          1                  0                 10                122              1,087
     Redeemed                                        0                (54)              (462)              (979)            (1,108)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     1                291              1,587              1,611              1,565
                                     ================== ================== ================== ================== ==================



                                         BlackRock          BlackRock          BlackRock          BlackRock          BlackRock
                                        Fundamental           Global             Global           Government           High
                                        Growth V.I.      Allocation V.I.      Growth V.I.        Income V.I.        Income V.I.
                                            Fund               Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                   1,890              1,963                634              1,760                936
Activity during 2005:
     Issued                                        156                262                 15                149                 15
     Redeemed                                     (484)              (260)              (359)              (374)              (238)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,562              1,965                290              1,535                713
Activity during 2006:
     Issued                                         64                151                 37              1,116                  5
     Redeemed                                     (704)              (301)               (84)              (392)              (139)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   922              1,815                243              2,259                579
                                     ================== ================== ================== ================== ==================


                                         BlackRock          BlackRock          BlackRock          BlackRock          BlackRock
                                         S&P Index        International        Large Cap          Large Cap          Large Cap
                                          500 V.I.          Value V.I.         Core V.I.         Growth V.I.         Value V.I.
                                            Fund               Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                   2,137              1,820              1,550              1,085                531
Activity during 2005:
     Issued                                      1,335                162                 60                210                168
     Redeemed                                   (1,714)              (486)              (255)              (214)               (75)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,758              1,496              1,355              1,081                624
Activity during 2006:
     Issued                                        328                 95                 96                274                210
     Redeemed                                     (569)              (278)              (224)              (224)              (252)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,517              1,313              1,227              1,131                582
                                     ================== ================== ================== ================== ==================


                                         BlackRock          BlackRock           AIM V.I.           AIM V.I.           AIM V.I.
                                        Utilities &           Value              Basic             Capital         International
                                     Telecommunications Opportunities V.I.       Value           Appreciation          Growth
                                         V.I. Fund             Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                     131              1,073                  0                782                 89
Activity during 2005:
     Issued                                          0                 21                 21                 15                206
     Redeemed                                      (21)              (280)               (21)              (131)               (13)
                                     ------------------ ------------------ ------------------ ------------------ ------------------


Outstanding at December 31, 2005                   110                814                  0                666                282
Activity during 2006:
     Issued                                          0                 15                  0                  2                 49
     Redeemed                                      (13)              (155)                 0               (117)              (217)
                                     ------------------ ------------------ ------------------ ------------------ ------------------


Outstanding at December 31, 2006                    97                674                  0                551                114
                                     ================== ================== ================== ================== ==================


                                          AIM V.I.           AIM V.I.           AIM V.I.      AllianceBernstein  AllianceBernstein
                                        Mid Cap Core          Core              Premier           VPS Global       VPS Growth and
                                           Equity            Equity             Equity            Technology           Income
                                            Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0              1,123                157                306
Activity during 2005:
     Issued                                          0                  0                  4                 94                509
     Redeemed                                        0                  0               (286)               (43)              (162)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                  0                841                208                653
Activity during 2006:
     Issued                                         13              1,269                259                 39                117
     Redeemed                                       (2)              (347)            (1,100)               (80)              (627)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    11                922                  0                167                143
                                     ================== ================== ================== ================== ==================


                                     AllianceBernstein  AllianceBernstein                          American           American
                                       VPS Large Cap    VPS Small/Mid Cap    AllianceBernstein     Century VP         Century VP
                                           Growth             Value            VPS Value         International          Ultra
                                         Portfolio          Portfolio          Portfolio             Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                   1,708                  0                  0                637                 18
Activity during 2005:
     Issued                                        375                 87                  0                 24                479
     Redeemed                                     (429)                 0                  0               (167)              (258)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,654                 87                  0                494                239
Activity during 2006:
     Issued                                         62                139                 16                 39                 44
     Redeemed                                     (365)               (58)                (3)               (92)              (147)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,351                168                 13                441                136
                                     ================== ================== ================== ================== ==================


                                       American Funds
                                           Asset          American Funds     American Funds     American Funds     American Funds
                                         Allocation            Bond              Growth         Growth-Income      International
                                            Fund               Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0                  0                  0
Activity during 2005:
     Issued                                         12                 73                197                 29                111
     Redeemed                                        0                (13)                (2)                 0                 (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    12                 60                195                 29                109
Activity during 2006:
     Issued                                         31                261                317                 79                201
     Redeemed                                       (1)                (3)               (52)               (11)               (24)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    42                318                460                 97                286
                                     ================== ================== ================== ================== ==================



                                                                                                   Eaton Vance         Federated
                                       Cohen & Steers         Davis           Dreyfus VIF        VT Floating-         Capital
                                         VIF Realty           Value           Appreciation       Rate Income        Appreciation
                                         Fund, Inc.         Portfolio          Portfolio             Fund             Fund II
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0              2,605                  0                  0                  4
Activity during 2005:
     Issued                                         36                620                128                 71                 13
     Redeemed                                        0             (1,516)                 0                 (1)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    36              1,709                128                 70                 15
Activity during 2006:
     Issued                                         44              1,067                207                150                 14
     Redeemed                                       (9)              (690)              (172)               (44)               (10)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    71              2,086                163                176                 19
                                     ================== ================== ================== ================== ==================


                                                               MFS                                                  Oppenheimer
                                         Federated           Emerging            OpCap             Capital             Main
                                          Kaufmann            Growth          Renaissance        Appreciation          Street
                                          Fund II             Series           Portfolio           Fund/VA            Fund/VA
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                      43              1,035                 46                  0                  0
Activity during 2005:
     Issued                                        196                119                  7                  4                  0
     Redeemed                                     (156)              (283)                (9)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    83                871                 44                  4                  0
Activity during 2006:

     Issued                                         39                102                  1                  2                  2
     Redeemed                                      (33)              (281)                (8)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    89                692                 37                  6                  2
                                     ================== ================== ================== ================== ==================


                                                              PIMCO
                                        Oppenheimer         Commodity            PIMCO              PIMCO             Pioneer
                                        Main  Street        RealReturn            Real              Total            Emerging
                                         Small Cap           Strategy            Return             Return          Markets VCT
                                          Fund/VA           Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0              3,165                  0
Activity during 2005:
     Issued                                         25                 69                 25              1,267                  0
     Redeemed                                        0                (22)                 0             (1,150)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    25                 47                 25              3,282                  0
Activity during 2006:
     Issued                                         57                 81                 21                835                  0
     Redeemed                                      (76)               (11)                (3)            (1,468)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     6                117                 43              2,649                  0
                                     ================== ================== ================== ================== ==================


                                          Pioneer            Pioneer            Pioneer        Roszel / Allianz   Roszel / Allianz
                                            Fund            High Yield         Small Cap         CCM Capital       NFJ Small Cap
                                            VCT                VCT             Value VCT         Appreciation          Value
                                         Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0              1,022                715
Activity during 2005:
     Issued                                         89                  5                  0                157                188
     Redeemed                                       (4)                 0                  0               (304)              (225)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    85                  5                  0                875                678
Activity during 2006:
     Issued                                        258                  4                  0                113                 82
     Redeemed                                      (57)                (7)                 0               (191)              (258)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   286                  2                  0                797                502
                                     ================== ================== ================== ================== ==================

                                                         Roszel / JP Morgan Roszel / JP Morgan     Roszel /           Roszel /
                                     Roszel / Delaware      Multi-Cap          Small Cap         Lord Abbett        Lord Abbett
                                           Trend          Market Neutral         Growth           Affiliated       Bond Debenture
                                         Portfolio         Portfolio y         Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                     373                  0                497                239                101
Activity during 2005:
     Issued                                          8                  0                 72                 46                 11
     Redeemed                                     (210)                 0               (107)               (37)               (40)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   171                  0                462                248                 72
Activity during 2006:
     Issued                                          8                129                 21                133                  8
     Redeemed                                      (44)                (3)              (102)               (45)               (18)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   135                126                381                336                 62
                                     ================== ================== ================== ================== ==================


                                         Roszel /        Roszel / Marsico  Roszel / Seligman       Seligman          Templeton
                                        Lord Abbett         Large Cap           Mid Cap          Smaller-Cap          Foreign
                                       Mid Cap Value          Growth             Growth             Value            Securities
                                         Portfolio          Portfolio          Portfolio          Portfolio             Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                     883                  0                268                118                  0
Activity during 2005:
     Issued                                        242                  0                 98                 40                 15
     Redeemed                                     (297)                 0                (63)               (70)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   828                  0                303                 88                 15
Activity during 2006:
     Issued                                        158                  4                 41                  6                 29
     Redeemed                                     (206)                 0                (65)               (29)                (2)
                                      ----------------- ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   780                  4                279                 65                 42
                                     ================== ================== ================== ================== ==================


                                         Templeton                             Van Kampen
                                           Growth           Van Kampen         Strategic         Wanger U.S.
                                         Securities          Comstock            Growth            Smaller
                                            Fund            Portfolio          Portfolio          Companies
(In thousands)                       ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                251                 88                  0
Activity during 2005:
     Issued                                         49                770                  4                 47
     Redeemed                                        0               (270)               (18)                 0
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    49                751                 74                 47
Activity during 2006:
     Issued                                         16                676                  4                111
     Redeemed                                      (58)              (759)               (21)                (6)
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     7                668                 57                152
                                     ================== ================== ================== ==================

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                           BALANCE SHEETS (UNAUDITED)

                                                   SEPTEMBER 30,   DECEMBER 31,
(dollars in thousands)                                  2006           2005
                                                   -------------   ------------
ASSETS
INVESTMENTS
   Fixed maturity available-for-sale securities,
      at estimated fair value (amortized cost:
      2006 - $150,678; 2005 - $165,404)              $  149,708     $  164,279
   Equity available-for-sale securities, at
      estimated fair value (cost: 2006 - $882;
      2005 - $702)                                          886            706
   Policy loans on insurance contracts, at
      outstanding loan balances                          71,758         74,393
                                                     ----------     ----------
                                                        222,352        239,378
                                                     ----------     ----------
CASH AND CASH EQUIVALENTS                                20,928         14,650
ACCRUED INVESTMENT INCOME                                 4,000          3,934
DEFERRED POLICY ACQUISITION COSTS                        22,266         23,038
DEFERRED SALES INDUCEMENTS                                1,595            601
OTHER ASSETS                                              3,863          3,772
SEPARATE ACCOUNTS ASSETS                                943,311        946,261
                                                     ----------     ----------
TOTAL ASSETS                                         $1,218,315     $1,231,634
                                                     ==========     ==========

See Notes to Financial Statements.                                   (Continued)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                           BALANCE SHEETS (UNAUDITED)

(dollars in thousands, except common stock       SEPTEMBER 30,   DECEMBER 31,
par value and shares)                                 2006           2005
                                                 -------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                   $  159,372     $  168,880
   Future policy benefits                              22,833         22,546
   Claims and claims settlement expenses                2,514          3,329
                                                   ----------     ----------
                                                      184,719        194,755
                                                   ----------     ----------
OTHER POLICYHOLDER FUNDS                                  329            264
FEDERAL INCOME TAXES - DEFERRED                         1,935          2,091
FEDERAL INCOME TAXES - CURRENT                            998            642
AFFILIATED PAYABLES - NET                                 299          2,869
OTHER LIABILITIES                                       1,812            863
SEPARATE ACCOUNTS LIABILITIES                         943,311        946,261
                                                   ----------     ----------
TOTAL LIABILITIES                                   1,133,403      1,147,745
                                                   ----------     ----------
STOCKHOLDER'S EQUITY
   Common stock ($10 par value; 220,000 shares
      authorized, issued and outstanding)               2,200          2,200
   Additional paid-in capital                          52,310         52,310
   Accumulated other comprehensive loss,
      net of taxes                                       (967)        (1,177)
   Retained earnings                                   31,369         30,556
                                                   ----------     ----------
TOTAL STOCKHOLDER'S EQUITY                             84,912         83,889
                                                   ----------     ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY         $1,218,315     $1,231,634
                                                   ==========     ==========

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF EARNINGS (UNAUDITED)

                                                THREE MONTHS ENDED
(dollars in thousands)                             SEPTEMBER 30,
                                                ------------------
                                                   2006     2005
                                                  ------   ------
NET REVENUES
   Policy charge revenue                          $4,725   $4,665
   Net investment income                           2,826    2,847
   Net realized investment gains                       1    1,828
                                                  ------   ------
TOTAL NET REVENUES                                 7,552    9,340
                                                  ------   ------
BENEFITS AND EXPENSES
   Interest credited to policyholder
      liabilities                                  2,014    2,148
   Policy benefits (net of reinsurance
      recoveries: 2006 - $60; 2005 - $14)            584      860
   Reinsurance premium ceded                         471      464
   Amortization of deferred policy
      acquisition costs                              898    1,050
   Insurance expenses and taxes                    1,127    1,121
                                                  ------   ------
TOTAL BENEFITS AND EXPENSES                        5,094    5,643
                                                  ------   ------
EARNINGS BEFORE FEDERAL INCOME TAXES               2,458    3,697
                                                  ------   ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                           998    1,140
   Deferred                                         (263)      89
                                                  ------   ------
TOTAL FEDERAL INCOME TAX EXPENSE                     735    1,229
                                                  ------   ------
NET EARNINGS                                      $1,723   $2,468
                                                  ======   ======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF EARNINGS (UNAUDITED)

                                                NINE MONTHS ENDED
(dollars in thousands)                            SEPTEMBER 30,
                                                -----------------
                                                  2006      2005
                                                -------   -------
NET REVENUES
   Policy charge revenue                        $14,269   $13,961
   Net investment income                          8,623     8,468
   Net realized investment gains                     18     1,771
                                                -------   -------
TOTAL NET REVENUES                               22,910    24,200
                                                -------   -------
BENEFITS AND EXPENSES
   Interest credited to policyholder
      liabilities                                 5,942     6,124
   Policy benefits (net of reinsurance
      recoveries: 2006 - $384; 2005 - $68)        1,966     1,995
   Reinsurance premium ceded                      1,450     1,377
   Amortization of deferred policy
      acquisition costs                           2,970     3,103
   Insurance expenses and taxes                   3,334     3,206
                                                -------   -------
TOTAL BENEFITS AND EXPENSES                      15,662    15,805
                                                -------   -------
EARNINGS BEFORE FEDERAL INCOME TAXES              7,248     8,395
                                                -------   -------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                        2,593     1,942
   Deferred                                        (269)      371
                                                -------   -------
TOTAL FEDERAL INCOME TAX EXPENSE                  2,324     2,313
                                                -------   -------
NET EARNINGS                                    $ 4,924   $ 6,082
                                                =======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                 STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED)

                                                THREE MONTHS ENDED
(dollars in thousands)                             SEPTEMBER 30,
                                                ------------------
                                                  2006      2005
                                                 ------   -------
NET EARNINGS                                     $1,723   $ 2,468
                                                 ------   -------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on available
      -for-sale securities:
      Net unrealized holding gains arising
         during the period                        1,860       163
      Reclassification adjustment for gains
         included in net earnings                    (1)   (1,830)
                                                 ------   -------
                                                  1,859    (1,667)
                                                 ------   -------
   Adjustments for policyholder liabilities        (373)      399
   Adjustments for deferred federal income
      taxes                                        (522)      443
                                                 ------   -------
Total other comprehensive income (loss),
      net of taxes                                  964      (825)
                                                 ------   -------
COMPREHENSIVE INCOME                             $2,687   $ 1,643
                                                 ======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                 STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED)

                                                NINE MONTHS ENDED
(dollars in thousands)                            SEPTEMBER 30,
                                                -----------------
                                                  2006      2005
                                                 ------   -------
NET EARNINGS                                     $4,924   $ 6,082
                                                 ------   -------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on available
      -for-sale securities:
      Net unrealized holding gains (losses)
         arising during the period                  173      (973)
      Reclassification adjustment for gains
         included in net earnings                   (18)   (1,773)
                                                 ------   -------
                                                    155    (2,746)
                                                 ------   -------
   Adjustments for policyholder liabilities         168       297
   Adjustments for deferred federal income
      taxes                                        (113)      857
                                                 ------   -------
Total other comprehensive income (loss), net
   of taxes                                         210    (1,592)
                                                 ------   -------
COMPREHENSIVE INCOME                             $5,134   $ 4,490
                                                 ======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                 STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED)

                                                                ACCUMULATED
                                                  ADDITIONAL       OTHER                      TOTAL
                                         COMMON     PAID-IN    COMPREHENSIVE   RETAINED   STOCKHOLDER'S
(dollars in thousands)                    STOCK     CAPITAL    INCOME (LOSS)   EARNINGS       EQUITY
                                         ------   ----------   -------------   --------   -------------
BALANCE, JANUARY 1, 2005                 $2,200     $52,310       $   618       $25,088      $80,216
Net earnings                                                                      5,468        5,468
Other comprehensive loss, net of taxes                             (1,795)                    (1,795)
                                         ------     -------       -------       -------      -------
BALANCE, DECEMBER 31, 2005                2,200      52,310        (1,177)       30,556       83,889
Net earnings                                                                      4,924        4,924
Cash dividend paid to parent                                                     (4,111)      (4,111)
Other comprehensive gain, net of taxes                                210                        210
                                         ------     -------       -------       -------      -------
BALANCE, SEPTEMBER 30, 2006              $2,200     $52,310       $  (967)      $31,369      $84,912
                                         ======     =======       =======       =======      =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                      STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                                  NINE MONTHS ENDED
(dollars in thousands)                                              SEPTEMBER 30,
                                                                 -------------------
                                                                   2006       2005
                                                                 --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                     $  4,924   $  6,082
Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                2,970      3,103
   Capitalization of policy acquisition costs                      (2,198)    (1,137)
   Amortization of deferred sales inducements                          43         (3)
   Capitalization of sales inducements                             (1,037)      (203)
   Amortization of investments                                        486        623
   Interest credited to policyholder liabilities                    5,942      6,124
   Change in variable contract reserves                               454        213
   Provision (benefit) for deferred federal income tax               (269)       371
(Increase) decrease in operating assets:
   Accrued investment income                                          (66)      (356)
   Other                                                              (91)     2,363
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                             (815)    (2,346)
   Other policyholder funds                                            65       (608)
   Federal income taxes - current                                     356        406
   Affiliated payables - net                                       (2,570)        97
   Other                                                              949        954
Other operating activities:
   Net realized investment gains                                      (18)    (1,771)
                                                                 --------   --------
Net cash and cash equivalents provided by operating activities      9,125     13,912
                                                                 --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                          13,610     31,121
   Maturities of available-for-sale securities                     25,534      7,145
   Purchases of available-for-sale securities                     (25,066)   (32,289)
   Policy loans on insurance contracts - net                        2,635      1,636
                                                                 --------   --------
Net cash and cash equivalents provided by investing activities   $ 16,713   $  7,613
                                                                 --------   --------

See Notes to Financial Statements.                                   (Continued)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                      STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                                            NINE MONTHS ENDED
(dollars in thousands)                                                        SEPTEMBER 30,
                                                                           -------------------
                                                                             2006       2005
                                                                           --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                                            $ (4,111)  $     --
   Policyholder deposits (excludes internal policy replacement deposits)     39,707     22,641
   Policyholder withdrawals (including transfers from separate accounts)    (55,156)   (36,184)
                                                                           --------   --------
Net cash and cash equivalents used in financing activities                  (19,560)   (13,543)
                                                                           --------   --------
Net increase in cash and cash equivalents                                     6,278      7,982
Cash and cash equivalents, beginning of period                               14,650      6,649
                                                                           --------   --------
Cash and cash equivalents, end of period                                   $ 20,928   $ 14,631
                                                                           ========   ========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                                    $  2,237   $  1,536
   Interest                                                                     154         48

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities, and immediate annuities. The Company is domiciled in the State of New York.

For a complete discussion of the Company's 2005 Financial Statements and accounting policies, refer to the Company's 2005 Annual Report on Form 10-K for the year ended December 31, 2005.

The interim Financial Statements for the three and nine month periods are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the Financial Statements have been included. These unaudited Financial Statements should be read in conjunction with the audited Financial Statements included in the 2005 Annual Report on Form 10-K. The December 31, 2005 unaudited Balance Sheet was derived from the audited 2005 Financial Statements. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the Financial Statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results could differ from those estimates and could have a material impact on the Financial Statements, and it is possible that such changes could occur in the near term.

New Accounting Pronouncements

In September of 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating whether or not it will early adopt SFAS No. 157 as of the first quarter of fiscal 2007 as permitted. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a Company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the Financial Statement impact related to the adoption of SOP 05-1. The adoption of SOP 05-1 is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. There were no realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value for the three and nine months ended September 30, 2006 and 2005.

The Company has recorded certain adjustments to policyholder account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts policyholder account balances as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes were as follows:

                                                        SEPTEMBER   DECEMBER
                                                           2006       2005
                                                        ---------   --------
Assets:
   Fixed maturity securities                              $(970)    $(1,125)
   Equity securities                                          4           4
   Federal income taxes - deferred                          521         634
                                                          -----     -------
                                                           (445)       (487)
                                                          -----     -------
Liabilities:
   Policyholder account balances                            522         690
                                                          -----     -------
Stockholder's equity:
   Accumulated other comprehensive loss, net of taxes     $(967)    $(1,177)
                                                          =====     =======

NOTE 3. DEFERRED POLICY ACQUISITION COSTS

The impact of revisions to estimates on cumulative amortization of deferred policy acquisition costs ("DAC") is recorded as a charge or benefit to current operations ("unlocking").

                                                        THREE MONTHS ENDED   NINE MONTHS ENDED
                                                           SEPTEMBER 30,       SEPTEMBER 30,
                                                        ------------------   -----------------
                                                         2006       2005      2006      2005
                                                        ------   ---------   ------   --------
Normal amortization related to variable life
   and annuity insurance products                       $1,122     $1,050    $3,237    $3,103
Unlocking related to variable life insurance products     (224)        --      (267)       --
                                                        ------     ------    ------    ------
Total amortization of DAC                               $  898     $1,050    $2,970    $3,103
                                                        ======     ======    ======    ======

During the third quarter 2006, the Company revised its actual market returns which were favorable as compared to expectations. This revision resulted in an unlocking benefit of $224 for variable life insurance products.

NOTE 4. STOCKHOLDER'S EQUITY AND STATUTORY ACCOUNTING PRACTICES

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices, as a component of prescribed or permitted accounting practices by the State of New York.

Statutory capital and surplus at September 30, 2006 and December 31, 2005 were $46,190 and $43,307, respectively. For the nine month periods ended September 30, 2006 and 2005, statutory net income was $5,940 and $7,769, respectively.

During the first quarter 2006 the Company paid an ordinary cash dividend of $4,111 to MLIG.

NOTE 5. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. During 2003, the Company ceased manufacturing or issuing life insurance products. The accounting policies of the business segments are the same as those for the Company's financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities.

The following table summarizes each business segment's contribution to consolidated net revenues and net earnings.

                    THREE MONTHS ENDED   NINE MONTHS ENDED
                       SEPTEMBER 30,       SEPTEMBER 30,
                    ------------------   -----------------
                     2006       2005       2006      2005
                    ------   ---------   -------   -------
Net Revenues (1):
   Annuities        $3,186     $4,854    $ 9,946   $10,987
   Life Insurance    2,029      2,092      6,071     6,394
   Other               323        246        951       695
                    ------     ------    -------   -------
Net Revenues        $5,538     $7,192    $16,968   $18,076
                    ======     ======    =======   =======
Net Earnings:
   Annuities        $  834     $1,996    $ 2,830   $ 4,029
   Life Insurance      680        312      1,476     1,601
   Other               209        160        618       452
                    ------     ------    -------   -------
Net Earnings        $1,723     $2,468    $ 4,924   $ 6,082
                    ======     ======    =======   =======

(1) Net revenues include total net revenues net of interest credited to policyholder liabilities.

     This registration statement incorporates by reference the prospectus and statement of additional information dated May 1, 2006 for the Contracts, as filed in Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-119611) filed on April 21, 2006.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2006 (unaudited), and December 31, 2005; for the twelve-month period ended
                    December 31, 2006 (unaudited); and for the two years ended
                    December 31, 2005; and the Notes relating thereto appear in the Statement of Additional Information, as supplemented.

      (2)          Financial Statements of ML Life Insurance Company of New York
                    as of September 30, 2006 (unaudited), and December 31, 2005 and 2004; for the three- and nine-month periods ended
                    September 30, 2006, and September 30, 2005 (unaudited); and
                    for the three years ended December 31, 2005; and the Notes relating thereto appear in the Statement of Additional
                    Information, as supplemented.
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
      (2)          Not Applicable.
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
      (4) (a)      Form of Contract and Schedule Pages for the Flexible Premium
                    Individual Deferred Variable Annuity. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed March 8, 2005.)
          (b)      Guaranteed Minimum Income Benefit Endorsement and Schedule
                    Pages. (Incorporated by Reference to Registrant's
                    Pre-Effective Amendment No. 1 to Form N-4, Registration No.
                    333-119611 Filed March 8, 2005.)
          (c)      Guaranteed Minimum Death Benefit Endorsement and Schedule
                    Pages. (Incorporated by Reference to Registrant's
                    Pre-Effective Amendment No. 1 to Form N-4, Registration No.
                    333-119611 Filed March 8, 2005.)
          (d)      Bonus Endorsement and Schedule Pages. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed March 8, 2005.)
          (e)      Spousal Beneficiary Continuation Endorsement. (Incorporated
                    by Reference to Registrant's Pre-Effective Amendment No. 1
                    to Form N-4, Registration No. 333-119611 Filed March 8,
                    2005.)
          (f)      Guaranteed Minimum Withdrawal Benefit Rider and Schedule
                    Pages. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 3 to the Registration Statement Under the
                    Securities Act of 1933 on Form N-4, Registration No.
                    333-119611 Filed December 9, 2005.)
      (5) (a)      Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Pre-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed March 8, 2005.)
          (b)      Form of Revised Application for the Flexible Premium
                    Individual Deferred Variable Annuity (Investor Series).
                    (Incorporated by Reference to ML of New York Variable
                    Annuity Separate Account A's Post-Effective Amendment No. 3
                    to the Registration Statement Under the Securities Act of
                    1933 on Form N-4, Registration
                    No. 333-119611 Filed December 9, 2005.)

      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996.)
          (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    filed December 9, 1996.)
      (7)          Not Applicable.
      (8) (a)      Amended General Agency Agreement. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994.)
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (f)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (g)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (h)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (i)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc., Merrill Lynch Life Insurance
                    Company, ML Life Insurance Company of New York, and Family
                    Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994).
          (j)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company
                    of New York (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (k)      Participation Agreement By And Among AIM Variable Insurance
                    Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 11 to Form N-4,
                    Registration No. 33-43654 Filed April 23, 1997).

          (l)      Amendment to the Participation Agreement By and Among AIM
                    Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                    ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-34894 Filed April 17, 2000).
          (m)      Form of Participation Agreement Among ML Life Insurance
                    Company of New York, Alliance Capital Management L.P., and
                    Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (n)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (o)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (p)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (q)      Form of Participation Agreement Between Merrill Lynch,
                    Pierce, Fenner & Smith Incorporated and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (r)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (s)      Amendment to the Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. Dated June 5,
                    1998. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 2000).
          (t)      Amendment to the Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. Dated July 22,
                    1999. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 2000).
          (u)      Form of Participation Agreement Between American Century
                    Investment Services, Inc. and ML Life Insurance Company of
                    New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 17 to Form N-4, Registration
                    No. 33-43654 Filed April 30, 2001).
          (v)      Form of Participation Agreement Between Davis Variable
                    Account Fund, Inc. and ML Life Insurance Company of New
                    York (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (w)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and PIMCO Variable Insurance Trust.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (x)      Form of Participation Agreement Between Federated Securities
                    Corp., Insurance Series, and ML Life Insurance Company of
                    New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 333-34894 Filed April 23, 2004.)
          (y)      Form of Participation Agreement Between PIMCO Advisors VIT,
                    OCC Distributors LLC, and ML Life Insurance Company of New
                    York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 333-34894 Filed April 23, 2004.)

          (z)      Form of Participation Agreement Between Van Kampen Life
                    Investment Trust and ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (aa)     Form of Participation Agreement between OppenheimerFunds,
                    Inc., Oppenheimer Variable Accounts Funds, and ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4
                    Registration No. 333-119611 Filed April 25, 2005.)
          (bb)     Form of Participation Agreement between Franklin Templeton
                    Distributors, Inc. and ML Life Insurance Company of New
                    York. (Incorporated by reference to Merrill Lynch Life
                    Variable Annuity Separate Account D 's Pre-Effective
                    Amendment No. 1 to the Registration Statement on Form N-4,
                    Registration No. 333-98283 Filed June 3, 2003.)
          (cc)     Form of Participation Agreement between American Funds
                    Insurance Series, Capital Research and Management Company,
                    and ML Life Insurance Company of New York (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 1 to
                    Form N-4 Registration No. 333-119611, Filed April 25,
                    2005.)
          (dd)     Form of Participation Agreement between Cohen & Steers VIF
                    Realty Fund, Inc., Cohen & Steers Securities, LLC, and ML
                    Life Insurance Company of New York (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 1 to
                    Form N-4 Registration No. 333-119611, Filed April 25,
                    2005.)
          (ee)     Form of Participation Agreement between Dreyfus Variable
                    Investment Fund, The Dreyfus Corporation, and ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4
                    Registration No. 333-119611, Filed April 25, 2005.)
          (ff)     Form of Participation Agreement between Eaton Vance Variable
                    Trust, Eaton Vance Distributors, Inc., and ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4
                    Registration No. 333-119611, Filed April 25, 2005.)
          (gg)     Form of Participation Agreement between Franklin Templeton
                    Variable Insurance Products Trust, Franklin/Templeton
                    Distributors, Inc., Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated, and ML Life Insurance Company of New York
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 1 to Form N-4 Registration No. 333-119611,
                    Filed April 25, 2005.)
          (hh)     Form of Participation Agreement between Pioneer Variable
                    Contracts Trust, Pioneer Investment Management, Inc.,
                    Pioneer Funds Distributor, Inc., and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4
                    Registration No. 333-119611, Filed April 25, 2005.)
          (ii)     Form of Participation Agreement between Wanger Advisors
                    Trust, Columbia Funds Distributor, Inc., and ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4
                    Registration No. 333-119611, Filed April 25, 2005.)
          (jj)     Form of Amendment to Participation Agreement by and among
                    Pioneer Variable Contracts Trust, ML Life Insurance Company
                    of New York, Pioneer Investment Management, Inc., and
                    Pioneer Funds Distributor, Inc. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 4 to the
                    Registration Statement Under the Securities Act of 1933 on
                    Form N-4, Registration No. 333-119611 Filed April 21,
                    2006.)
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    registered public accounting firm.
          (c)      Written Consent of Barry G. Skolnick, Esq.

     (11)          Not Applicable.
     (12)          Not Applicable.
     (13) (a)      Powers of Attorney. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 4 to the
                    Registration Statement Under the Securities Act of 1933 on
                    Form N-4, Registration No. 333-119611 Filed April 21,
                    2006.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Chairman of the Board,
                                 2(nd) Floor,                    President, Chief Executive Officer
                                 Pennington, NJ 08534            and Chief Actuary.
Frederick J.C. Butler            Bentley Associates LP         Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
John C. Carroll                  1300 Merrill Lynch Drive,     Director and Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apt. 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Paul Michalowski                 1300 Merrill Lynch Drive,     Director and Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road -- 3D  Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Vice President,
                                 2(nd) Floor,                    Senior Counsel, Director of
                                 Pennington, NJ 08534            Compliance, and Secretary.
Cynthia Kahn Sherman             4101 Gulf Shore Blvd. North   Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Joseph Benesch                   1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Mark Buchinsky                   1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Elizabeth Garrison               1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Richard Gracey                   1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Sharon Hockersmith               4802 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Radha Lakshminarayanan           1300 Merrill Lynch Drive,     Vice President and Corporate
                                 2(nd) Floor                     Actuary.
                                 Pennington, NJ 08534
Kirsty Lieberman                 1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4802 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Heather Reilly                   1300 Merrill Lynch Drive,     Vice President, Compliance Officer.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Sarah Scanga                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,     Vice President and Counsel.
                                 2(nd) Floor
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4802 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of December 31, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
     Merrill Lynch Singapore Commodities Pte. Ltd. .....        Singapore
     The Advest Group, Inc. ............................        Delaware
       Advest, Inc. ....................................        Delaware
          Advest Insurance Agency, Inc. ................        Massachusetts
          Balanced Capital Services, Inc. ..............        Connecticut
       Vercoe Insurance Agency, Inc. ...................        Ohio
     Merrill Lynch Capital Services, Inc. ..............        Delaware
       Merrill Lynch Commodities, Inc. .................        Delaware
          Merrill Lynch Commodities (Europe) Holdings
            Limited (4).................................        England
            Merrill Lynch Commodities (Europe)
               Limited..................................        England
               Merrill Lynch Commodities (Europe)
                 Trading Limited........................        England
               Merrill Lynch Commodities GmbH...........        Germany
     Merrill Lynch Government Securities, Inc. .........        Delaware
       Merrill Lynch Money Markets Inc. ................        Delaware
     Merrill Lynch Group, Inc. .........................        Delaware
       Investor Protection Insurance Company............        Vermont
       Merrill Lynch Credit Reinsurance Limited.........        Bermuda
       FAM Distributors, Inc. ..........................        Delaware
       Merrill Lynch Investment Holdings (Mauritius)
          Limited (5)...................................        Mauritius
          Merrill Lynch (Mauritius) Investments
            Limited.....................................        Mauritius
       ML Invest Holdings Limited (6)...................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Investment Managers Group Limited
          (7)...........................................        England
          Mercury Carry Company Ltd. (Isle of Man)......        Isle of Man
          Merrill Lynch Pensions Limited................        England
          Merrill Lynch Investment Managers Holdings
            Limited (8).................................        England
            Merrill Lynch Fund Managers Limited.........        England
            Merrill Lynch Investment Managers Limited
               (9)......................................        England
               Merrill Lynch Investment Managers Societa
                 di Gestione del Risparmio S.p.A. ......        Italy
            Merrill Lynch Investment Managers
               International Limited (10)...............        England
       Merrill Lynch Investment Managers (Finance)
          Limited.......................................        England
          Merrill Lynch Investment Managers Holdings
            B.V. (11)...................................        Netherlands
            Merrill Lynch Investment Managers
               (Netherlands) B.V. ......................        Netherlands
            Merrill Lynch Investment Managers (Channel
               Islands) Limited.........................        England
            Merrill Lynch Investment Managers (Dublin)
               Limited..................................        Ireland
            Merrill Lynch Investment Managers
               (Luxembourg) S.A. .......................        Luxembourg
            Merrill Lynch Investment Managers Limited
               (Australia)..............................        Australia
            Merrill Lynch Investment Managers (Isle of
               Man) Holdings Limited....................        Isle of Man
               Merrill Lynch Fund Managers (Isle of Man)
                 Limited................................        Isle of Man
               Merrill Lynch Insurance PCC Limited......        Isle of Man
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (12).................        Delaware
          IQ Investment Advisors LLC....................        Delaware
       Princeton Administrators, L.P. (11)..............        Delaware
       Merrill Lynch Investment Managers, L.P. (11).....        Delaware
          Merrill Lynch Investment Managers Co.,
            Ltd. .......................................        Japan
          Merrill Lynch Investment Managers, LLC........        Delaware
          Merrill Lynch Alternative Investments LLC.....        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
       Merrill Lynch International Bank Limited (13)....        England
          Mortgages 1 Limited...........................        England
          Majestic Acquisitions Limited.................        England
            Mortgage Holdings Limited...................        England
            Mortgages PLC...............................        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
            MLBS Fund Management S.A. ..................        Switzerland
     Merrill Lynch Diversified Investments, LLC.........        Delaware
       Merrill Lynch Credit Products, LLC...............        Delaware
          Merrill Lynch Mortgage Capital Inc. ..........        Delaware
            Merrill Lynch Mortgage Lending, Inc. .......        Delaware
            Wilshire Credit Corporation.................        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
       ML Leasing Equipment Corp. (14)..................        Delaware
       Merrill Lynch Canada Holdings Company............        Nova Scotia
          Merrill Lynch Canada Finance Company (15).....        Nova Scotia
          Merrill Lynch & Co., Canada Ltd. (16).........        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
     Merrill Lynch Bank USA.............................        Utah
       MLBUSA Funding Corporation.......................        Delaware
       Merrill Lynch Business Financial Services Inc.
          (18)..........................................        Delaware
       Merrill Lynch Credit Corporation.................        Delaware
          Merrill Lynch NJ Investment Corporation.......        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
       Merrill Lynch Community Development Company,
          LLC...........................................        New Jersey
       Merrill Lynch Commercial Finance Corp. ..........        Delaware
       Merrill Lynch Private Finance Inc. ..............        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch International Incorporated...........        Delaware
       Merrill Lynch Futures Asia Limited...............        Taiwan
       Merrill Lynch Futures (Hong Kong) Limited........        Hong Kong
       Merrill Lynch Taiwan Limited.....................        Taiwan
       Merrill Lynch International Bank.................        Federal
       Merrill Lynch Reinsurance Solutions LTD..........        Bermuda
       Merrill Lynch (Australasia) Pty Limited..........        New South Wales, Australia
          Merrill Lynch Finance (Australia) Pty
            Limited.....................................        Victoria, Australia
          Merrill Lynch Markets (Australia) Pty
            Limited.....................................        New South Wales, Australia
            Equity Margins Ltd. ........................        Victoria, Australia
            Merrill Lynch (Australia) Pty. Ltd. ........        New South Wales, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Merrill Lynch Private (Australia) Limited...        New South Wales, Australia
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia
            Merrill Lynch International (Australia)
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
       Merrill Lynch Japan Securities Co., Ltd. ........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
       Merrill Lynch International Holdings Inc. .......        Delaware
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia (19).............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
               Merrill Lynch Far East Limited...........        Hong Kong
            Merrill Lynch Bank and Trust Company
               (Cayman) Limited.........................        Cayman Islands, British West
                                                                  Indies
               Institucion Financiera Externa Merrill
                 Lynch Bank (Uruguay) S.A. .............        Uruguay
               Merrill Lynch Espanola Agencia de Valores
                 S.A. ..................................        Spain
          Merrill Lynch Capital Markets AG (20).........        Switzerland
          Merrill Lynch Europe PLC (21).................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            ML UK Capital Holdings (22).................        England
               Merrill Lynch International (23).........        England
            Merrill Lynch Europe Intermediate
               Holdings.................................        England
               Merrill Lynch Capital Markets Espana
                 S.A., S.V. ............................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (24)....        Singapore
            Merrill Lynch South Africa (Pty) Ltd.
               (25).....................................        South Africa
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M (26)..............        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies
     Herzog, Heine, Geduld, LLC.........................        Delaware
     Merrill Lynch Financial Markets Inc. ..............        Delaware
     The Princeton Retirement Group, Inc. ..............        Delaware
       GPC Securities, Inc. ............................        Georgia

---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly  named affiliates  and subsidiaries  that engage  in the  sale of
     insurance  and  annuity   products  are  incorporated   in  various   other
     jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.

 (6) Held through several intermediate holding companies.

 (7) Held through several intermediate holding companies.

 (8) Held through several intermediate holding companies.

 (9) Held through several intermediate holding companies.

(10) Held through several intermediate holding companies.

(11) Held through several intermediate holding companies.

(12) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.

(13) Held through several intermediate holding companies.

(14) This corporation has 26 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(15) Held through several intermediate holding companies.

(16) Held through several intermediate holding companies.

(17) Held through several intermediate holding companies.

(18) Also conducts business under the name "Merrill Lynch Capital."

(19) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.

(20) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."

(21) Held through several intermediate holding companies.

(22) Held through several intermediate holding companies.

(23) Partially owned by another indirect subsidiary of ML & Co.

(24) Held through intermediate subsidiaries.

(25) Held through intermediate subsidiaries.

(26) Partially owned by another direct subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     As of January 23, 2007, there are 293 owners of the Contracts.

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable

Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------               -----------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for  all persons listed:   4 World  Financial Center,  New
York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 2(nd) Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4802 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c)   Registrant  undertakes   to  deliver  any   statement  of  additional
information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 14th day of February, 2007.


                                           ML of New York Variable Annuity
                                           Separate Account A
                                                       (Registrant)

                                           By: /s/ BARRY G. SKOLNICK

                                           -------------------------------------
                                           Barry G. Skolnick
                                           Senior Vice President and General
                                           Counsel

                                           ML Life Insurance Company of New York
                                                        (Depositor)

                                           By: /s/ BARRY G. SKOLNICK

                                           -------------------------------------
                                           Barry G. Skolnick
                                           Senior Vice President and General
                                           Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities indicated on February 14, 2007.


                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Chairman of the Board, President, Chief
-----------------------------------------------------      Executive Officer, and Chief Actuary
Deborah J. Adler
*                                                        Director
-----------------------------------------------------
Frederick J.C. Butler
*                                                        Director and Senior Vice President
-----------------------------------------------------
John C. Carroll
*                                                        Director
-----------------------------------------------------
Richard M. Drew
*                                                        Director
-----------------------------------------------------
Robert L. Israeloff
*                                                        Director, Senior Vice President, Chief Financial
-----------------------------------------------------      Officer and Treasurer
Joseph E. Justice
*                                                        Director
-----------------------------------------------------
Robert A. King
*                                                        Director and Vice President
-----------------------------------------------------
Paul Michalowski

                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Director
-----------------------------------------------------
Irving M. Pollack
*                                                        Director and Senior Vice President
-----------------------------------------------------
Concetta M. Ruggiero
*                                                        Director, Vice President,
-----------------------------------------------------      Senior Counsel, Director of Compliance and
Lori M. Salvo                                              Secretary
*                                                        Director
-----------------------------------------------------
Cynthia Kahn Sherman
*By: /s/ BARRY G. SKOLNICK                               In his own capacity as Director, Senior Vice
                                                           President, and General Counsel and as
----------------------------------------------------       Attorney-in-Fact
    Barry G. Skolnick

                                 EXHIBIT INDEX

EXHIBIT                             DESCRIPTION
-------                             -----------
(10)(a)     Written Consent of Sutherland Asbill & Brennan LLP
(10)(b)     Written Consent of Deloitte & Touche LLP, independent
            registered public accounting firm
(10)(c)     Written Consent of Barry G. Skolnick, Esq.